UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Global Equity Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

4/30/09

LGE-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.3%
Roche Holding AG	2.7%
Linde AG	2.5%
Oracle Corp.	2.3%
3M Co.	2.3%
Heineken N.V.	2.3%
LVMH Moet Hennessy Louis Vuitton S.A.	2.3%
Reckitt Benckiser Group PLC	2.1%
NIKE, Inc., “B”	2.1%
PepsiCo, Inc.	2.0%

Equity sectors
Consumer Staples	17.7%
Health Care	16.5%
Financial Services	10.7%
Technology	9.4%
Basic Materials	8.8%
Retailing	8.6%
Leisure	7.9%
Energy	5.2%
Industrial Goods & Services	4.1%
Transportation	3.9%
Utilities & Communications	2.8%
Special Products & Services	2.4%
Autos & Housing	0.5%

Country weightings
United States	40.0%
France	12.3%
Switzerland	12.2%
United Kingdom	9.9%
Germany	6.7%
Japan	6.2%
Netherlands	6.2%
Canada	1.2%
South Korea	1.2%
Other Countries	4.1%

Percentages are based on net assets as of 4/30/09.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2008 through April 30, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008 through April 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/08	Ending Account Value 4/30/09	Expenses Paid During Period (p) 11/01/08-4/30/09
A	Actual	1.62%	$1,000.00	$939.46	$7.79
	Hypothetical (h)	1.62%	$1,000.00	$1,016.76	$8.10
B	Actual	2.37%	$1,000.00	$935.87	$11.38
	Hypothetical (h)	2.37%	$1,000.00	$1,013.04	$11.83
C	Actual	2.37%	$1,000.00	$935.82	$11.38
	Hypothetical (h)	2.37%	$1,000.00	$1,013.04	$11.83
I	Actual	1.37%	$1,000.00	$940.71	$6.59
	Hypothetical (h)	1.37%	$1,000.00	$1,018.00	$6.85
R1	Actual	2.37%	$1,000.00	$936.30	$11.38
	Hypothetical (h)	2.37%	$1,000.00	$1,013.04	$11.83
R2	Actual	1.87%	$1,000.00	$938.25	$8.99
	Hypothetical (h)	1.87%	$1,000.00	$1,015.52	$9.35
R3	Actual	1.62%	$1,000.00	$939.73	$7.79
	Hypothetical (h)	1.62%	$1,000.00	$1,016.76	$8.10
R4	Actual	1.37%	$1,000.00	$940.78	$6.59
	Hypothetical (h)	1.37%	$1,000.00	$1,018.00	$6.85

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

4/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.5%
Issuer	Shares/Par	Value ($)

Alcoholic Beverages - 5.5%
Diageo PLC	571,347	$6,857,865
Grupo Modelo S.A. de C.V., “C” (a)	392,400	1,138,318
Heineken N.V.	271,860	8,084,650
Pernod Ricard S.A.	58,661	3,459,553

		$19,540,386
Apparel Manufacturers - 6.1%
Burberry Group PLC	439,720	$2,617,896
Compagnie Financiere Richemont S.A.	195,015	3,492,885
LVMH Moet Hennessy Louis Vuitton S.A.	105,600	7,983,982
NIKE, Inc., “B”	143,270	7,517,377

		$21,612,140
Automotive - 0.5%
Harley-Davidson, Inc.	84,490	$1,872,298

Biotechnology - 0.3%
Actelion Ltd. (a)	23,311	$1,064,304

Broadcasting - 5.4%
Omnicom Group, Inc.	180,990	$5,695,755
Vivendi S.A.	106,660	2,875,516
Walt Disney Co.	299,170	6,551,823
WPP Group PLC	565,574	3,868,243

		$18,991,337
Brokerage & Asset Managers - 0.9%
Deutsche Boerse AG	19,260	$1,421,664
Julius Baer Holding Ltd.	57,111	1,873,157

		$3,294,821
Business Services - 1.7%
Accenture Ltd., “A”	153,680	$4,522,802
DST Systems, Inc. (a)	39,620	1,433,055

		$5,955,857

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 3.7%
3M Co.	142,560	$8,211,456
Givaudan S.A.	7,540	4,785,916

		$12,997,372
Computer Software - 2.3%
Oracle Corp.	427,630	$8,270,364

Conglomerates - 0.7%
Smiths Group PLC	227,963	$2,446,882

Consumer Goods & Services - 5.4%
Henkel KGaA, IPS	36,730	$994,209
International Flavors & Fragrances, Inc.	72,170	2,251,704
Kao Corp.	234,000	4,391,949
Procter & Gamble Co.	80,275	3,968,796
Reckitt Benckiser Group PLC	193,170	7,607,395

		$19,214,053
Electrical Equipment - 3.6%
Legrand S.A.	201,980	$4,038,505
Rockwell Automation, Inc.	91,400	2,887,326
Schneider Electric S.A. (l)	79,386	5,986,051

		$12,911,882
Electronics - 5.5%
ASML Holding N.V. (l)	108,943	$2,214,169
Canon, Inc.	152,500	4,561,701
Hirose Electric Co. Ltd.	13,500	1,400,375
Hoya Corp.	193,800	3,334,806
Intel Corp.	230,840	3,642,655
Samsung Electronics Co. Ltd.	9,230	4,258,893

		$19,412,599
Energy - Independent - 0.8%
INPEX Holdings, Inc.	466	$2,943,805

Energy - Integrated - 4.4%
Chevron Corp.	58,830	$3,888,663
Exxon Mobil Corp.	42,950	2,863,477
Royal Dutch Shell PLC	189,730	4,391,482
TOTAL S.A.	89,510	4,476,221

		$15,619,843

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 6.8%
General Mills, Inc.	42,690	$2,163,956
J.M. Smucker Co.	79,639	3,137,777
Nestle S.A. (l)	360,567	11,726,775
PepsiCo, Inc.	144,510	7,190,818

		$24,219,326
Food & Drug Stores - 2.3%
Tesco PLC	366,066	$1,817,385
Walgreen Co.	200,970	6,316,487

		$8,133,872
Gaming & Lodging - 1.6%
Ladbrokes PLC	741,950	$2,550,776
William Hill PLC	973,980	3,154,586

		$5,705,362
Insurance - 1.8%
AXA	250,780	$4,178,853
QBE Insurance Group Ltd.	40,780	643,222
Swiss Reinsurance Co.	70,878	1,672,508

		$6,494,583
Machinery & Tools - 0.5%
Fanuc Ltd.	24,600	$1,763,557

Major Banks - 5.5%
Bank of New York Mellon Corp.	205,683	$5,240,803
Erste Group Bank AG	95,680	2,000,778
Goldman Sachs Group, Inc.	26,010	3,342,285
Intesa Sanpaolo S.p.A	437,625	1,386,236
Standard Chartered PLC	182,395	2,804,907
State Street Corp.	139,220	4,751,579

		$19,526,588
Medical Equipment - 8.9%
Alcon, Inc.	33,900	$3,119,139
DENTSPLY International, Inc.	113,000	3,234,060
Essilor International S.A.	34,700	1,493,519
Medtronic, Inc.	177,490	5,679,680
Sonova Holding AG	17,782	1,164,590
Synthes, Inc.	40,270	4,092,802
Thermo Fisher Scientific, Inc. (a)	106,190	3,725,145

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
Waters Corp. (a)	96,620	$4,267,705
Zimmer Holdings, Inc. (a)	109,920	4,835,381

		$31,612,021
Natural Gas - Distribution - 1.4%
GDF Suez (l)	133,652	$4,807,039

Network & Telecom - 1.6%
Cisco Systems, Inc. (a)	294,350	$5,686,842

Other Banks & Diversified Financials - 2.5%
Aeon Credit Service Co. Ltd.	113,000	$1,283,310
American Express Co.	103,700	2,615,314
Komercni Banka A.S.	8,745	1,184,945
UBS AG (a)	283,414	3,898,521

		$8,982,090
Pharmaceuticals - 7.3%
Bayer AG	84,940	$4,213,769
GlaxoSmithKline PLC	94,900	1,465,461
Johnson & Johnson	89,000	4,660,040
Merck KGaA	66,980	5,996,576
Roche Holding AG	74,320	9,409,243

		$25,745,089
Printing & Publishing - 0.9%
Wolters Kluwer N.V.	182,930	$3,014,662

Railroad & Shipping - 1.3%
Canadian National Railway Co.	109,806	$4,438,359

Specialty Chemicals - 5.1%
L’Air Liquide S.A.	52,859	$4,311,001
Linde AG	109,480	8,705,301
Praxair, Inc.	36,260	2,705,359
Shin-Etsu Chemical Co. Ltd.	48,500	2,340,904

		$18,062,565
Specialty Stores - 0.2%
Sally Beauty Holdings, Inc. (a)	117,710	$871,054

Telephone Services - 0.7%
Singapore Telecommunications Ltd.	1,420,975	$2,443,625

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Trucking - 2.6%
TNT N.V.	226,135	$4,165,729
United Parcel Service, Inc., “B”	95,910	5,019,929

		$9,185,658
Utilities - Electric Power - 0.7%
E.ON AG (l)	69,847	$2,359,100
Total Common Stocks (Identified Cost, $423,220,257)		$349,199,335

Money Market Funds (v) - 1.3%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	4,497,647	$4,497,647

Collateral for Securities Loaned - 2.5%
Morgan Stanley Repurchase Agreement, 0.13%, dated 4/30/09, due 5/01/09, total to be received $8,864,187 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $8,996,633 in an individually traded account), at Cost	$8,864,155	$8,864,155
Total Investments (Identified Cost, $436,582,059)		$362,561,137

Other Assets, Less Liabilities - (2.3)%		(8,179,539)
Net Assets - 100.0%		$354,381,598

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IPS	International Preference Stock
PLC	Public Limited Company

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $432,084,412)	$358,063,490
Underlying funds, at cost and value	4,497,647
Total investments, at value, including $8,648,389 of securities on loan (identified cost, $436,582,059)	$362,561,137
Receivables for
Investments sold	687,069
Fund shares sold	461,232
Interest and dividends	1,619,808
Other assets	4,824
Total assets	$365,334,070
Liabilities
Payable to custodian	$8,156
Payables for
Investments purchased	583,212
Fund shares reacquired	1,109,223
Collateral for securities loaned, at value	8,864,155
Payable to affiliates
Management fee	17,198
Shareholder servicing costs	230,683
Distribution and service fees	6,509
Administrative services fee	417
Payable for independent trustees’ compensation	42,227
Accrued expenses and other liabilities	90,692
Total liabilities	$10,952,472
Net assets	$354,381,598
Net assets consist of
Paid-in capital	$443,579,930
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(74,011,308)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(16,484,350)
Undistributed net investment income	1,297,326
Net assets	$354,381,598
Shares of beneficial interest outstanding	22,334,896

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$229,564,905	14,311,367	$16.04
Class B	27,882,455	1,853,753	15.04
Class C	22,752,304	1,563,537	14.55
Class I	47,357,170	2,891,388	16.38
Class R1	3,003,266	203,480	14.76
Class R2	15,355,154	981,158	15.65
Class R3	7,961,515	498,800	15.96
Class R4	504,829	31,413	16.07

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

(a)	Maximum offering price and redemption price per share were equal to the net asset value per share for all shares classes, except for Class A, for which the maximum offering price per share was $17.02.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$4,597,314
Interest	69,938
Dividends from underlying funds	6,672
Foreign taxes withheld	(315,843)
Total investment income		$4,358,081
Expenses
Management fee	$1,563,032
Distribution and service fees	617,041
Shareholder servicing costs	536,876
Administrative services fee	40,055
Independent trustees’ compensation	3,610
Custodian fee	81,777
Shareholder communications	27,304
Auditing fees	29,711
Legal fees	11,822
Miscellaneous	81,277
Total expenses		$2,992,505
Fees paid indirectly	(673)
Reduction of expenses by investment adviser	(1,006)
Net expenses		$2,990,826
Net investment income		$1,367,255
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $168 country tax)	$(14,136,354)
Foreign currency transactions	(63,968)
Net realized gain (loss) on investments and foreign currency transactions		$(14,200,322)
Change in unrealized appreciation (depreciation)
Investments	$(14,942,614)
Translation of assets and liabilities in foreign currencies	21,219
Net unrealized gain (loss) on investments and foreign currency translation		$(14,921,395)
Net realized and unrealized gain (loss) on investments and foreign currency		$(29,121,717)
Change in net assets from operations		$(27,754,462)

See Notes to Financial Statements

11

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/09 (unaudited)	Year ended 10/31/08
From operations
Net investment income	$1,367,255	$5,659,309
Net realized gain (loss) on investments and foreign currency transactions	(14,200,322)	31,159,324
Net unrealized gain (loss) on investments and foreign currency translation	(14,921,395)	(271,887,501)
Change in net assets from operations	$(27,754,462)	$(235,068,868)
Distributions declared to shareholders
From net investment income	$(5,518,224)	$(3,751,949)
From net realized gain on investments	(24,477,858)	(77,211,225)
Total distributions declared to shareholders	$(29,996,082)	$(80,963,174)
Change in net assets from fund share transactions	$1,729,017	$(45,733,031)
Total change in net assets	$(56,021,527)	$(361,765,073)
Net assets
At beginning of period	410,403,125	772,168,198
At end of period (including undistributed net investment income of $1,297,326 and $5,448,295, respectively)	$354,381,598	$410,403,125

See Notes to Financial Statements

12

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$18.51		$31.71	$30.78	$25.79	$22.92	$19.57
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.27	$0.33	$0.48	$0.06	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(1.14)		(10.09)	4.54	5.68	2.81	3.28
Total from investment operations	$(1.07)		$(9.82)	$4.87	$6.16	$2.87	$3.35
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.19)	$(0.63)	$—	$—	$—
From net realized gain on investments	(1.11)		(3.19)	(3.31)	(1.17)	—	—
Total distributions declared to shareholders	$(1.40)		$(3.38)	$(3.94)	$(1.17)	$—	$—
Net asset value, end of period	$16.04		$18.51	$31.71	$30.78	$25.79	$22.92
Total return (%) (r)(s)(t)	(6.05	)(n)	(34.51)	17.41	24.73	12.52	17.12	(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.44	1.46	1.45	1.55	1.52
Expenses after expense reductions (f)	1.62	(a)	1.44	1.46	1.45	1.55	1.52
Net investment income	0.90	(a)	1.05	1.10	1.72	0.22	0.30
Portfolio turnover	9		23	27	39	39	41
Net assets at end of period (000 Omitted)	$229,565		$260,535	$474,901	$465,394	$402,985	$368,514

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$17.25		$29.79	$29.12	$24.64	$22.06	$18.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.06	$0.12	$0.27	$(0.13)	$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.07)		(9.41)	4.25	5.38	2.71	3.19
Total from investment operations	$(1.06)		$(9.35)	$4.37	$5.65	$2.58	$3.09
Less distributions declared to shareholders
From net investment income	$(0.04)		$—	$(0.39)	$—	$—	$—
From net realized gain on investments	(1.11)		(3.19)	(3.31)	(1.17)	—	—
Total distributions declared to shareholders	$(1.15)		$(3.19)	$(3.70)	$(1.17)	$—	$—
Net asset value, end of period	$15.04		$17.25	$29.79	$29.12	$24.64	$22.06
Total return (%) (r)(s)(t)	(6.41	)(n)	(34.99)	16.51	23.77	11.70	16.29 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.37	(a)	2.19	2.21	2.20	2.30	2.27
Expenses after expense reductions (f)	2.37	(a)	2.19	2.21	2.20	2.30	2.27
Net investment income (loss)	0.10	(a)	0.25	0.41	1.02	(0.53)	(0.45)
Portfolio turnover	9		23	27	39	39	41
Net assets at end of period (000 Omitted)	$27,882		$38,111	$102,296	$139,656	$148,434	$170,783

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$16.79		$29.11	$28.58	$24.19	$21.66	$18.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.07	$0.08	$0.25	$(0.12)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.04)		(9.17)	4.20	5.31	2.65	3.12
Total from investment operations	$(1.03)		$(9.10)	$4.28	$5.56	$2.53	$3.03
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.03)	$(0.44)	$—	$—	$—
From net realized gain on investments	(1.11)		(3.19)	(3.31)	(1.17)	—	—
Total distributions declared to shareholders	$(1.21)		$(3.22)	$(3.75)	$(1.17)	$—	$—
Net asset value, end of period	$14.55		$16.79	$29.11	$28.58	$24.19	$21.66
Total return (%) (r)(s)(t)	(6.42	)(n)	(34.99)	16.51	23.84	11.68	16.26 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.37	(a)	2.19	2.21	2.20	2.30	2.27
Expenses after expense reductions (f)	2.37	(a)	2.19	2.21	2.20	2.30	2.27
Net investment income (loss)	0.14	(a)	0.30	0.29	0.96	(0.53)	(0.45)
Portfolio turnover	9		23	27	39	39	41
Net assets at end of period (000 Omitted)	$22,752		$26,139	$50,903	$41,351	$33,975	$32,785

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class I			2008	2007	2006	2005	2004

Net asset value, beginning of period	$18.92		$32.33	$31.32	$26.15	$23.23	$19.78
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.34	$0.40	$0.56	$0.12	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(1.16)		(10.30)	4.62	5.78	2.85	3.33
Total from investment operations	$(1.07)		$(9.96)	$5.02	$6.34	$2.97	$3.45
Less distributions declared to shareholders
From net investment income	$(0.36)		$(0.26)	$(0.70)	$—	$(0.05)	$—
From net realized gain on investments	(1.11)		(3.19)	(3.31)	(1.17)	—	—
Total distributions declared to shareholders	$(1.47)		$(3.45)	$(4.01)	$(1.17)	$(0.05)	$—
Net asset value, end of period	$16.38		$18.92	$32.33	$31.32	$26.15	$23.23
Total return (%) (r)(s)	(5.93	)(n)	(34.34)	17.66	25.09	12.79	17.44	(b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)	1.19	1.21	1.20	1.30	1.26
Expenses after expense reductions (f)	1.37	(a)	1.19	1.21	1.20	1.30	1.26
Net investment income	1.16	(a)	1.32	1.31	1.95	0.47	0.53
Portfolio turnover	9		23	27	39	39	41
Net assets at end of period (000 Omitted)	$47,357		$49,022	$77,689	$63,714	$41,493	$37,781

See Notes to Financial Statements

16

Financial Highlights – continued

Class R1	Six months ended 4/30/09 (unaudited)		Years ended 10/31
			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$17.02		$29.60	$29.06	$24.61	$23.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.06	$0.03	$0.21	$(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.05)		(9.31)	4.29	5.41	0.87	(g)
Total from investment operations	$(1.04)		$(9.25)	$4.32	$5.62	$0.72
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.14)	$(0.47)	$—	$—
From net realized gain on investments	(1.11)		(3.19)	(3.31)	(1.17)	—
Total distributions declared to shareholders	$(1.22)		$(3.33)	$(3.78)	$(1.17)	$—
Net asset value, end of period	$14.76		$17.02	$29.60	$29.06	$24.61
Total return (%) (r)(s)	(6.37	)(n)	(35.04)	16.38	23.68	3.01	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.37	(a)	2.23	2.33	2.40	2.50	(a)
Expenses after expense reductions (f)	2.37	(a)	2.23	2.30	2.30	2.47	(a)
Net investment income (loss)	0.15	(a)	0.26	0.12	0.78	(1.06	)(a)
Portfolio turnover	9		23	27	39	39
Net assets at end of period (000 Omitted)	$3,003		$3,304	$4,208	$1,348	$672

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class R2			2008	2007	2006	2005	2004

Net asset value, beginning of period	$18.06		$31.08	$30.27	$25.48	$22.76	$19.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.21	$0.14	$0.39	$(0.06)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.12)		(9.88)	4.52	5.57	2.78	3.28
Total from investment operations	$(1.07)		$(9.67)	$4.66	$5.96	$2.72	$3.25
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.16)	$(0.54)	$—	$—	$—
From net realized gain on investments	(1.11)		(3.19)	(3.31)	(1.17)	—	—
Total distributions declared to shareholders	$(1.34)		$(3.35)	$(3.85)	$(1.17)	$—	$—
Net asset value, end of period	$15.65		$18.06	$31.08	$30.27	$25.48	$22.76
Total return (%) (r)(s)	(6.17	)(n)	(34.70)	16.94	24.22	11.95	16.66 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)	1.71	1.88	1.94	2.06	2.00
Expenses after expense reductions (f)	1.87	(a)	1.71	1.85	1.84	2.05	2.00
Net investment income (loss)	0.66	(a)	0.83	0.48	1.42	(0.25)	(0.15)
Portfolio turnover	9		23	27	39	39	41
Net assets at end of period (000 Omitted)	$15,355		$17,298	$21,364	$6,501	$3,032	$530

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class R3			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$18.41		$31.56	$30.71	$25.77	$24.90
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.26	$0.24	$0.04	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(1.12)		(10.05)	4.56	6.07	0.85	(g)
Total from investment operations	$(1.05)		$(9.79)	$4.80	$6.11	$0.87
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.17)	$(0.64)	$—	$—
From net realized gain on investments	(1.11)		(3.19)	(3.31)	(1.17)	—
Total distributions declared to shareholders	$(1.40)		$(3.36)	$(3.95)	$(1.17)	$—
Net asset value, end of period	$15.96		$18.41	$31.56	$30.71	$25.77
Total return (%) (r)(s)	(6.03	)(n)	(34.56)	17.22	24.54	3.49	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.47	1.61	1.63	1.73	(a)
Expenses after expense reductions (f)	1.62	(a)	1.47	1.61	1.63	1.73	(a)
Net investment income	0.92	(a)	1.04	0.81	0.14	0.13	(a)
Portfolio turnover	9		23	27	39	39
Net assets at end of period (000 Omitted)	$7,962		$8,939	$14,293	$8,703	$84

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class R4			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$18.56		$31.80	$30.86	$25.81	$24.90
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.37	$0.05	$0.53	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(1.14)		(10.17)	4.87	5.69	0.83	(g)
Total from investment operations	$(1.05)		$(9.80)	$4.92	$6.22	$0.91
Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.25)	$(0.67)	$—	$—
From net realized gain on investments	(1.11)		(3.19)	(3.31)	(1.17)	—
Total distributions declared to shareholders	$(1.44)		$(3.44)	$(3.98)	$(1.17)	$—
Net asset value, end of period	$16.07		$18.56	$31.80	$30.86	$25.81
Total return (%) (r)(s)	(5.92	)(n)	(34.40)	17.58	24.95	3.65	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)	1.23	1.31	1.29	1.44	(a)
Expenses after expense reductions (f)	1.37	(a)	1.23	1.31	1.29	1.44	(a)
Net investment income	1.16	(a)	1.39	0.23	1.88	0.54	(a)
Portfolio turnover	9		23	27	39	39
Net assets at end of period (000 Omitted)	$505		$552	$5,297	$65	$52

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the accrual was recorded.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, April 1, 2005, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Global Equity Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and believes the impact resulting from the adoption of this Standard will be limited to expanded disclosure in the fund’s financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported

21

Notes to Financial Statements (unaudited) – continued

that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on

22

Notes to Financial Statements (unaudited) – continued

third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of April 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$194,346,109	$168,215,028	$—	$362,561,137
Other Financial Instruments	$—	$—	$—	$—

In April 2009, FASB Staff Position (FSP) 157-4 was issued and is effective for financial statements issued for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Management is evaluating the application of the FSP to the fund, and believes the impact

23

Notes to Financial Statements (unaudited) – continued

resulting from the adoption of this FSP will be limited to expanded disclosure in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

24

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income,

25

Notes to Financial Statements (unaudited) – continued

expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/08
Ordinary income (including any short-term capital gains)	$6,806,080
Long-term capital gain	74,157,094
Total distributions	$80,963,174

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/09
Cost of investments	$438,641,037
Gross appreciation	29,121,359
Gross depreciation	(105,201,259)
Net unrealized appreciation (depreciation)	$(76,079,900)

As of 10/31/08
Undistributed ordinary income	$6,847,809
Undistributed long-term capital gain	23,141,778
Other temporary differences	(300,089)
Net unrealized appreciation (depreciation)	(61,137,286)

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after

26

Notes to Financial Statements (unaudited) – continued

purchase. The fund’s distributions declared to shareholders by class are as follows:

From net investment income

	Six months ended 4/30/09 (unaudited)	Year ended 10/31/08
Class A	$3,942,190	$2,818,327
Class B	75,804	—
Class C	149,053	43,366
Class I	942,596	616,920
Class J (f)	28,315	—
Class R1	21,512	25,251
Former Class R2 (b)	—	4,110
Class R2	219,417	120,877
Class R3	129,672	82,742
Class R4	9,665	40,356
Total	$5,518,224	$3,751,949

From net realized gain on investments

	Six months ended 4/30/09 (unaudited)	Year ended 10/31/08
Class A	$15,275,424	$47,448,511
Class B	2,341,277	9,708,653
Class C	1,722,265	5,397,030
Class I	2,933,832	7,640,525
Class J (f)	384,108	1,481,047
Class R (b)	—	471,843
Class R1	216,806	569,906
Former Class R2 (b)	—	102,375
Class R2	1,052,907	2,356,874
Class R3	518,575	1,524,560
Class R4	32,664	509,901
Total	$24,477,858	$77,211,225

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.
(f)	Class J shares closed on February 27, 2009.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

27

Notes to Financial Statements (unaudited) – continued

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

The management fee incurred for the six months ended April 30, 2009 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $11,749 for the six months ended April 30, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$276,694
Class B	0.75%	0.25%	1.00%	1.00%	$151,376
Class C	0.75%	0.25%	1.00%	1.00%	$111,903
Class J (f)	0.70%	0.25%	0.95%	0.95%	$15,660
Class R1	0.75%	0.25%	1.00%	1.00%	$14,467
Class R2	0.25%	0.25%	0.50%	0.50%	$37,558
Class R3	—	0.25%	0.25%	0.25%	$9,383
Total Distribution and Service Fees					$617,041

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2009 based on each class’ average daily net assets. Effective March 1, 2009, the 0.10% Class A annual distribution fee was eliminated. Prior to March 1, 2009, payment of the 0.10% annual Class A distribution fee was not in effect.
(f)	Includes fees that MFD pays to financial intermediaries and for services rendered as the fund’s agent company in Japan. Class J shares closed on February 27, 2009.

28

Notes to Financial Statements (unaudited) – continued

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2009, were as follows:

Amount
Class A	$601
Class B	19,911
Class C	816

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2009, the fee was $195,469, which equated to 0.1125% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $341,407.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2009 was equivalent to an annual effective rate of 0.0231% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

29

Notes to Financial Statements (unaudited) – continued

For certain independent Trustees who retired on or before December 31, 2001, the fund has an unfunded, defined benefit plan which resulted in a pension expense of $1,226. For certain independent Trustees who served on the Board as of December 31, 2001, the fund also has an unfunded retirement benefit deferral plan which resulted in a net decrease in expense of $7,681. Both amounts are included in independent trustees’ compensation for the six months ended April 30, 2009. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $38,608 at April 30, 2009, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,839 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,006, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $31,430,161 and $59,391,079, respectively.

30

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/09		Year ended 10/31/08
	Shares	Amount	Shares		Amount
Shares sold
Class A	1,478,271	$22,998,191	3,506,592		$95,399,638
Class B	116,295	1,733,753	194,481		4,693,530
Class C	146,806	2,130,436	219,281		5,312,965
Class I	406,393	6,447,962	898,905		23,842,778
Class J (f)	546	8,423	0	(1)	101
Class R (b)	—	—	103,206		3,103,883
Class R1	18,367	260,517	97,315		2,523,558
Former Class R2 (b)	—	—	11,265		290,282
Class R2	116,921	1,753,209	519,532		13,638,414
Class R3	78,072	1,139,473	163,648		4,385,440
Class R4	2,549	38,262	36,818		959,139
	2,364,220	$36,510,226	5,751,043		$154,149,728
Shares issued to shareholders in reinvestment of distributions
Class A	1,076,556	$17,946,131	1,691,798		$46,930,408
Class B	144,427	2,264,623	339,588		8,839,547
Class C	102,679	1,556,612	191,843		4,859,367
Class I	227,891	3,876,428	291,885		8,257,445
Class J (f)	225	3,465	320		8,220
Class R (b)	—	—	14,427		397,452
Class R1	15,495	238,317	23,168		595,157
Former Class R2 (b)	—	—	4,106		106,485
Class R2	75,143	1,223,324	91,329		2,477,751
Class R3	39,075	648,246	58,215		1,607,302
Class R4	2,536	42,329	19,816		550,257
	1,684,027	$27,799,475	2,726,495		$74,629,391

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/09		Year ended 10/31/08
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,320,116)	$(35,710,152)	(6,098,268)	$(159,848,690)
Class B	(616,620)	(8,864,067)	(1,757,804)	(43,292,551)
Class C	(243,191)	(3,392,621)	(602,595)	(13,968,493)
Class I	(334,145)	(5,092,728)	(1,002,335)	(25,479,010)
Class J (f)	(382,972)	(4,967,052)	(89,229)	(2,074,392)
Class R (b)	—	—	(324,950)	(9,283,684)
Class R1	(24,454)	(332,120)	(68,569)	(1,626,339)
Former Class R2 (b)	—	—	(44,102)	(1,104,978)
Class R2	(168,761)	(2,547,804)	(340,460)	(8,412,921)
Class R3	(103,791)	(1,620,761)	(189,298)	(4,692,381)
Class R4	(3,400)	(53,379)	(193,516)	(4,728,711)
	(4,197,450)	$(62,580,684)	(10,711,126)	$(274,512,150)
Net change
Class A	234,711	$5,234,170	(899,878)	$(17,518,644)
Class B	(355,898)	(4,865,691)	(1,223,735)	(29,759,474)
Class C	6,294	294,427	(191,471)	(3,796,161)
Class I	300,139	5,231,662	188,455	6,621,213
Class J (f)	(382,201)	(4,955,164)	(88,909)	(2,066,071)
Class R (b)	—	—	(207,317)	(5,782,349)
Class R1	9,408	166,714	51,914	1,492,376
Former Class R2 (b)	—	—	(28,731)	(708,211)
Class R2	23,303	428,729	270,401	7,703,244
Class R3	13,356	166,958	32,565	1,300,361
Class R4	1,685	27,212	(136,882)	(3,219,315)
	(149,203)	$1,729,017	(2,233,588)	$(45,733,031)

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.
(f)	Class J shares closed on February 27, 2009.
(1)	Less than 1 share.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus 1.25%. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, currently at a rate

32

Notes to Financial Statements (unaudited) – continued

equal to the Federal Reserve funds rate plus 0.30%. For the six months ended April 30, 2009, the fund’s commitment fee and interest expense were $1,355 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,072,364	29,273,065	(26,847,782)	4,497,647

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,672	$4,497,647

33

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

34

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and	c/o Boston Financial Data Services
literature	30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606
Investment professionals
1-800-343-2829
Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Utilities Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

4/30/09

MMU-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
EQT Corp.	4.4%
E.ON AG	3.8%
NRG Energy, Inc.	3.5%
CMS Energy Corp.	3.5%
PPL Corp.	3.4%
Rogers Communications, Inc., “B”	3.1%
Public Service Enterprise Group, Inc.	2.9%
AES Corp.	2.8%
Sempra Energy	2.7%
Cellcom Israel Ltd.	2.7%

Top five industries (i)
Utilities - Electric Power	44.5%
Telecommunications - Wireless	15.5%
Natural Gas - Distribution	13.0%
Telephone Services	12.1%
Natural Gas - Pipeline	5.4%

Country weightings (i)
United States	67.7%
Spain	5.6%
Germany	5.1%
Brazil	4.3%
Canada	3.1%
Israel	2.9%
United Kingdom	2.4%
Czech Republic	2.3%
Netherlands	1.6%
Other Countries	5.0%

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 4/30/09.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2008 through April 30, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008 through April 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/08	Ending Account Value 4/30/09	Expenses Paid During Period (p) 11/01/08-4/30/09
A	Actual	1.15%	$1,000.00	$970.03	$5.62
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76
B	Actual	1.90%	$1,000.00	$967.05	$9.27
	Hypothetical (h)	1.90%	$1,000.00	$1,015.37	$9.49
C	Actual	1.90%	$1,000.00	$966.37	$9.26
	Hypothetical (h)	1.90%	$1,000.00	$1,015.37	$9.49
I	Actual	0.89%	$1,000.00	$971.31	$4.35
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
R1	Actual	1.90%	$1,000.00	$966.34	$9.26
	Hypothetical (h)	1.90%	$1,000.00	$1,015.37	$9.49
R2	Actual	1.40%	$1,000.00	$968.79	$6.83
	Hypothetical (h)	1.40%	$1,000.00	$1,017.85	$7.00
R3	Actual	1.15%	$1,000.00	$970.85	$5.62
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76
R4	Actual	0.89%	$1,000.00	$971.26	$4.35
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

4/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 92.3%
Issuer	Shares/Par	Value ($)

Cable TV - 4.1%
Cablevision Systems Corp., “A”	362,900	$6,227,363
Comcast Corp., “Special A”	2,911,800	42,745,224
Time Warner Cable, Inc.	1,010,769	32,577,085

		$81,549,672
Energy - Independent - 0.6%
XTO Energy, Inc.	363,565	$12,601,163

Natural Gas - Distribution - 13.0%
EQT Corp.	2,599,730	$87,428,920
GDF Suez (l)	594,600	21,385,876
NiSource, Inc.	1,741,500	19,139,085
ONEOK, Inc.	42,200	1,104,374
Questar Corp.	1,705,666	50,692,394
Sempra Energy	1,185,090	54,537,842
Spectra Energy Corp.	1,699,220	24,638,690

		$258,927,181
Natural Gas - Pipeline - 4.5%
El Paso Corp.	5,314,050	$36,666,945
Enagas S.A.	1,247,975	21,845,319
Williams Cos., Inc.	2,190,360	30,884,076

		$89,396,340
Oil Services - 0.5%
Transocean, Inc. (a)	144,100	$9,723,868

Telecommunications - Wireless - 14.8%
America Movil S.A.B. de C.V., “L”, ADR	855,070	$28,089,050
Bharti Airtel Ltd. (a)	206,700	3,121,816
Cellcom Israel Ltd.	2,470,452	53,831,149
MetroPCS Communications, Inc. (a)	948,000	16,201,320
Mobile TeleSystems OJSC, ADR	578,610	19,175,135
MTN Group Ltd.	1,252,090	16,296,650
NII Holdings, Inc. (a)	1,165,840	18,839,974
Partner Communication Co. Ltd., ADR	181,900	2,955,875
Philippine Long Distance Telephone Co.	89,800	4,087,865
Philippine Long Distance Telephone Co., ADR	134,200	6,155,754

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - continued
Rogers Communications, Inc., “B”	2,541,610	$62,448,676
Vimpel-Communications, ADR (a)	94,700	892,074
Vivo Participacoes S.A., ADR	1,162,375	18,551,505
Vodafone Group PLC	24,065,940	44,204,625

		$294,851,468
Telephone Services - 11.1%
AT&T, Inc.	1,966,080	$50,370,970
Crown Castle International Corp. (a)	80,200	1,966,504
Deutsche Telekom AG (l)	951,100	11,458,901
Royal KPN N.V.	2,668,070	32,055,727
Telefonica S.A.	2,503,990	47,545,060
Verizon Communications, Inc.	422,400	12,815,616
Virgin Media, Inc.	4,381,009	33,821,389
Windstream Corp.	3,566,295	29,600,249

		$219,634,416
Utilities - Electric Power - 43.7%
AES Corp. (a)	7,955,960	$56,248,637
AES Tiete S.A., IPS	2,987,218	24,564,254
Allegheny Energy, Inc.	2,038,400	52,835,328
American Electric Power Co., Inc.	1,886,430	49,764,023
CenterPoint Energy, Inc.	378,700	4,029,368
CEZ AS	1,130,730	46,690,992
CMS Energy Corp.	5,720,690	68,762,694
Constellation Energy Group, Inc.	537,993	12,954,871
DPL, Inc.	1,572,633	35,274,158
Dynegy, Inc., “A” (a)	5,616,820	9,997,940
E.ON AG (l)	2,220,323	74,991,973
Edison International	676,750	19,294,143
Eletropaulo Metropolitana S.A., IPS	3,345,960	42,968,060
Entergy Corp.	234,700	15,201,519
FPL Group, Inc.	353,900	19,036,281
National Grid PLC	120,300	1,004,617
Northeast Utilities	1,505,360	31,642,667
NRG Energy, Inc. (a)	3,865,612	69,503,699
PPL Corp.	2,270,400	67,907,664
Progress Energy, Inc.	731,100	24,945,132
Public Service Enterprise Group, Inc.	1,925,452	57,455,488
Red Electrica de Espana	992,903	41,762,840
RWE AG (l)	191,600	13,774,982
Severn Trent PLC	126,300	1,942,826
Westar Energy, Inc.	639,300	11,206,929

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
Wisconsin Energy Corp.	385,300	$15,396,588

		$869,157,673
Total Common Stocks (Identified Cost, $2,256,694,394)		$1,835,841,781

Bonds - 2.3%
Asset Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 2.713%, 2023 (i)(z)	$2,694,344	$148,727

Cable TV - 0.2%
CSC Holdings, Inc., 8.625%, 2019 (z)	$5,115,000	$5,153,363

Energy - Independent - 0.6%
Chesapeake Energy Corp., 9.5%, 2015	$11,843,000	$11,961,430

Natural Gas - Pipeline - 0.2%
El Paso Corp., 8.25%, 2016	$985,000	$960,375
Williams Cos., Inc., 8.75%, 2032	2,380,000	2,237,200

		$3,197,575
Telecommunications - Wireless - 0.5%
MetroPCS Wireless, Inc., 9.25%, 2014	$8,600,000	$8,610,750
Sprint Nextel Corp., 7.625%, 2011	732,000	705,465

		$9,316,215
Utilities - Electric Power - 0.8%
AES Corp., 9.75%, 2016 (z)	$12,317,000	$12,193,830
CenterPoint Energy, Inc., 7%, 2014	3,340,000	3,550,654
TXU Eastern Funding Co., 6.75%, 2009 (d)	793,000	29,738

		$15,774,222
Total Bonds (Identified Cost, $44,013,888)		$45,551,532

Convertible Bonds - 1.5%
Energy - Independent - 0.3%
Chesapeake Energy Corp., 2.5%, 2037	$9,341,000	$6,760,549

Telecommunications - Wireless - 0.2%
NII Holdings, Inc., 3.125%, 2012	$4,052,000	$2,957,960

Telephone Services - 1.0%
Virgin Media, Inc., 6.5%, 2016 (z)	$28,033,000	$20,429,049
Total Convertible Bonds (Identified Cost, $23,587,812)		$30,147,558

7

Portfolio of Investments (unaudited) – continued

Convertible Preferred Stocks - 0.7%
Issuer	Shares/Par	Value ($)

Natural Gas - Pipeline - 0.7%
El Paso Corp., 4.99% (Identified Cost, $25,809,976)	22,000	$13,722,500

Money Market Funds (v) - 2.0%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	39,701,661	$39,701,661

Collateral for Securities Loaned - 3.9%
Morgan Stanley Repurchase Agreement, 0.13%, dated 4/30/09, due 5/01/09, total to be received $77,267,439 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $79,008,746 in an individually traded account), at Cost and Net Asset Value	$77,267,160	$77,267,160
Total Investments (Identified Cost, $2,467,074,891)		$2,042,232,192

Other Assets, Less Liabilities - (2.7)%		(53,430,726)
Net Assets - 100.0%		$1,988,801,466

(a)	Non-income producing security.
(d)	Non-income producing security – in default.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
AES Corp., 9.75%, 2016	3/30/09	$11,580,783	$12,193,830
CSC Holdings, Inc., 8.625%, 2019	2/09/09	4,872,656	5,153,363
Falcon Franchise Loan LLC, FRN, 2.713%, 2023	1/18/02	180,770	148,727
Virgin Media, Inc., 6.5%, 2016	2/09/09-4/06/09	15,053,099	20,429,049
Total Restricted Securities			$37,924,969
% of Net Assets			1.9%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company

8

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

Derivative Contracts at 4/30/09

Forward Foreign Currency Exchange Contracts at 4/30/09

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation—Asset Derivatives
BUY	EUR	Barclays Bank	2,104,067	5/20/09	$2,687,990	$2,783,780	$95,790
BUY	EUR	Citibank N.A	4,041,613	5/20/09	5,235,195	5,347,242	112,047
BUY	EUR	Credit Suisse First Boston	2,729,688	5/20/09	3,480,268	3,611,505	131,237
BUY	EUR	HBSC Bank	1,163,754	5/18/09-5/20/09	1,518,603	1,539,706	21,103
BUY	EUR	JPMorgan Chase Bank	4,458,371	5/20/09	5,701,824	5,898,632	196,808
BUY	EUR	UBS AG	1,769,003	5/20/09	2,239,550	2,340,473	100,923
SELL	EUR	Barclays Bank	287,761	5/20/09	385,936	380,721	5,215
SELL	EUR	Credit Suisse First Boston	2,247,357	5/20/09	3,055,904	2,973,358	82,546
SELL	EUR	Deutsche Bank	752,695	5/18/09	1,014,061	995,856	18,205
SELL	EUR	JPMorgan Chase Bank	3,316,870	5/18/09-5/20/09	4,529,483	4,388,384	141,099
SELL	EUR	Merrill Lynch International	1,047,650	5/20/09	1,408,168	1,386,091	22,077
SELL	EUR	UBS AG	763,678	5/20/09	1,032,081	1,010,382	21,699
BUY	GBP	Credit Suisse First Boston	678,240	5/18/09	963,914	1,003,354	39,440
BUY	GBP	Deutsche Bank	437,630	5/18/09	636,909	647,408	10,499
BUY	GBP	HSBC Bank	2,850,588	5/18/09	4,078,507	4,217,017	138,510
BUY	GBP	JPMorgan Chase Bank	764,977	5/18/09	1,089,499	1,131,668	42,169
BUY	GBP	JPMorgan Chase Bank	3,639,167	5/15/09-5/20/09	5,251,558	5,383,602	132,044
BUY	GBP	UBS AG	3,811,351	5/18/09	5,604,319	5,638,322	34,003
SELL	GBP	JPMorgan Chase Bank	767,733	5/19/09	1,149,987	1,135,746	14,241

							$1,359,655

9

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation—Liability Derivatives
BUY	EUR	HSBC Bank	13,800,000	5/20/09	$18,315,360	$18,258,044	$(57,316)
BUY	EUR	UBS AG	956,146	5/18/09	1,270,005	1,265,031	(4,974)
SELL	EUR	Barclays Bank	3,031,589	5/20/09	3,867,544	4,010,933	(143,389)
SELL	EUR	Credit Suisse First Boston	2,189,242	5/18/09-5/20/09	2,776,953	2,896,474	(119,521)
SELL	EUR	Deutsche Bank	637,446	5/20/09	819,437	843,371	(23,934)
SELL	EUR	JPMorgan Chase Bank	1,441,980	5/20/09	1,840,111	1,907,807	(67,696)
SELL	EUR	JPMorgan Chase Bank	3,550,850	5/20/09	4,559,459	4,697,941	(138,482)
SELL	EUR	Merrill Lynch International	3,206,673	5/20/09	4,076,707	4,242,578	(165,871)
SELL	EUR	UBS AG	142,650,782	5/20/09	183,670,777	188,733,642	(5,062,865)
SELL	GBP	Barclays Bank	16,647,500	5/18/09	23,722,688	24,627,479	(904,791)
SELL	GBP	Deutsche Bank	16,647,500	5/18/09	23,737,920	24,627,479	(889,559)
SELL	GBP	JPMorgan Chase Bank	732,038	5/18/09	1,053,917	1,082,941	(29,024)

							$(7,607,422)

At April 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,427,373,230)	$2,002,530,531
Underlying funds, at cost and value	39,701,661
Total investments, at value, including $73,633,751 of securities on loan (identified cost, $2,467,074,891)	$2,042,232,192
Restricted cash	750,000
Foreign currency, at value (identified cost, $41)	41
Receivables for
Forward foreign currency exchange contracts	1,359,655
Investments sold	27,988,137
Fund shares sold	2,730,548
Interest and dividends	11,953,962
Other assets	22,108
Total assets	$2,087,036,643
Liabilities
Payables for
Distributions	$662,044
Forward foreign currency exchange contracts	7,607,422
Investments purchased	6,896,328
Fund shares reacquired	4,190,414
Collateral for securities loaned, at value	77,267,160
Payable to affiliates
Management fee	64,743
Shareholder servicing costs	1,092,300
Distribution and service fees	44,955
Administrative services fee	2,157
Payable for independent trustees’ compensation	55,399
Accrued expenses and other liabilities	352,255
Total liabilities	$98,235,177
Net assets	$1,988,801,466
Net assets consist of
Paid-in capital	$2,921,261,208
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(431,007,736)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(507,192,548)
Undistributed net investment income	5,740,542
Net assets	$1,988,801,466
Shares of beneficial interest outstanding	175,123,093

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,457,350,487	128,234,951	$11.36
Class B	183,671,986	16,214,987	11.33
Class C	241,754,953	21,333,808	11.33
Class I	10,947,829	961,386	11.39
Class R1	7,702,881	680,776	11.31
Class R2	47,677,207	4,202,707	11.34
Class R3	30,033,905	2,644,729	11.36
Class R4	9,662,218	849,749	11.37

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

(a)	Maximum offering price and redemption price per share were equal to the net asset value for all share classes, except for Class A for which the maximum offering price per share was $12.05.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$65,795,179
Interest	1,855,147
Dividends from underlying funds	113,771
Foreign taxes withheld	(1,147,969)
Total investment income		$66,616,128
Expenses
Management fee	$5,960,692
Distribution and service fees	4,210,267
Shareholder servicing costs	2,150,352
Administrative services fee	212,234
Independent trustees’ compensation	19,512
Custodian fee	228,833
Shareholder communications	108,747
Auditing fees	23,542
Legal fees	42,463
Miscellaneous	164,141
Total expenses		$13,120,783
Fees paid indirectly	(8,099)
Reduction of expenses by investment adviser	(5,851)
Net expenses		$13,106,833
Net investment income		$53,509,295
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (s)	$(435,957,258)
Foreign currency transactions	14,976,341
Net realized gain (loss) on investments and foreign currency transactions		$(420,980,917)
Change in unrealized appreciation (depreciation)
Investments	$308,289,594
Translation of assets and liabilities in foreign currencies	(19,107,302)
Net unrealized gain (loss) on investments and foreign currency translation		$289,182,292
Net realized and unrealized gain (loss) on investments and foreign currency		$(131,798,625)
Change in net assets from operations		$(78,289,330)

(s)	Includes proceeds received from a non-recurring cash settlement in the amount of $12,581,857 from a litigation settlement against Enron Corp.

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/09 (unaudited)	Year ended 10/31/08
From operations
Net investment income	$53,509,295	$60,079,022
Net realized gain (loss) on investments and foreign currency transactions	(420,980,917)	(47,721,605)
Net unrealized gain (loss) on investments and foreign currency translation	289,182,292	(1,431,060,712)
Change in net assets from operations	$(78,289,330)	$(1,418,703,295)
Distributions declared to shareholders
From net investment income	$(41,320,861)	$(71,361,167)
From net realized gain on investments	(13,186,944)	(190,696,435)
Total distributions declared to shareholders	$(54,507,805)	$(262,057,602)
Change in net assets from fund share transactions	$(76,411,025)	$269,000,130
Total change in net assets	$(209,208,160)	$(1,411,760,767)
Net assets
At beginning of period	2,198,009,626	3,609,770,393
At end of period (including undistributed net investment income of $5,740,542 and accumulated distributions in excess of net investment income of $6,447,892, respectively)	$1,988,801,466	$2,198,009,626

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$12.04		$20.71	$15.33	$12.33	$9.98	$7.89
Income (loss) from investment operations
Net investment income (d)	$0.31		$0.34	$0.35	$0.30	$0.18	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(0.68)		(7.53)	5.38	2.94	2.34	2.08
Total from investment operations	$(0.37)		$(7.19)	$5.73	$3.24	$2.52	$2.24
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.41)	$(0.35)	$(0.24)	$(0.17)	$(0.15)
From net realized gain on investments	(0.07)		(1.07)	—	—	—	—
Total distributions declared to shareholders	$(0.31)		$(1.48)	$(0.35)	$(0.24)	$(0.17)	$(0.15)
Net asset value, end of period	$11.36		$12.04	$20.71	$15.33	$12.33	$9.98
Total return (%) (r)(s)(t)	(3.00	)(n)	(37.21)	37.77	26.48	25.33	28.41	(b)(z)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.05	1.05	1.11	1.13	1.15
Expenses after expense reductions (f)	1.15	(a)	1.04	1.05	1.11	1.13	1.15
Net investment income	5.57	(a)	1.95	1.92	2.24	1.60	1.83
Portfolio turnover	41		73	86	100	101	97
Net assets at end of period (000 Omitted)	$1,457,350		$1,593,003	$2,479,305	$1,319,703	$933,535	$586,730

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$12.00		$20.64	$15.28	$12.29	$9.95	$7.87
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.21	$0.20	$0.20	$0.10	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(0.66)		(7.51)	5.38	2.93	2.32	2.05
Total from investment operations	$(0.40)		$(7.30)	$5.58	$3.13	$2.42	$2.15
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.27)	$(0.22)	$(0.14)	$(0.08)	$(0.07)
From net realized gain on investments	(0.07)		(1.07)	—	—	—	—
Total distributions declared to shareholders	$(0.27)		$(1.34)	$(0.22)	$(0.14)	$(0.08)	$(0.07)
Net asset value, end of period	$11.33		$12.00	$20.64	$15.28	$12.29	$9.95
Total return (%) (r)(s)(t)	(3.29	)(n)	(37.68)	36.73	25.55	24.39	27.50	(b)(z)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.79	1.80	1.86	1.89	1.91
Expenses after expense reductions (f)	1.90	(a)	1.78	1.80	1.86	1.89	1.91
Net investment income	4.78	(a)	1.20	1.13	1.51	0.88	1.10
Portfolio turnover	41		73	86	100	101	97
Net assets at end of period (000 Omitted)	$183,672		$239,127	$593,215	$597,964	$617,687	$575,642

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$12.01		$20.65	$15.30	$12.30	$9.96	$7.87
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.21	$0.21	$0.20	$0.10	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(0.67)		(7.51)	5.36	2.94	2.32	2.06
Total from investment operations	$(0.41)		$(7.30)	$5.57	$3.14	$2.42	$2.16
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.27)	$(0.22)	$(0.14)	$(0.08)	$(0.07)
From net realized gain on investments	(0.07)		(1.07)	—	—	—	—
Total distributions declared to shareholders	$(0.27)		$(1.34)	$(0.22)	$(0.14)	$(0.08)	$(0.07)
Net asset value, end of period	$11.33		$12.01	$20.65	$15.30	$12.30	$9.96
Total return (%) (r)(s)(t)	(3.36	)(n)	(37.64)	36.64	25.61	24.37	27.63	(b)(z)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.80	1.80	1.86	1.88	1.90
Expenses after expense reductions (f)	1.90	(a)	1.79	1.80	1.86	1.88	1.90
Net investment income	4.78	(a)	1.20	1.15	1.51	0.87	1.10
Portfolio turnover	41		73	86	100	101	97
Net assets at end of period (000 Omitted)	$241,755		$262,113	$402,178	$260,120	$218,335	$177,875

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class I			2008	2007	2006	2005	2004

Net asset value, beginning of period	$12.07		$20.74	$15.36	$12.35	$10.00	$7.91
Income (loss) from investment operations
Net investment income (d)	$0.32		$0.39	$0.40	$0.33	$0.21	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(0.68)		(7.54)	5.38	2.95	2.34	2.08
Total from investment operations	$(0.36)		$(7.15)	$5.78	$3.28	$2.55	$2.26
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.45)	$(0.40)	$(0.27)	$(0.20)	$(0.17)
From net realized gain on investments	(0.07)		(1.07)	—	—	—	—
Total distributions declared to shareholders	$(0.32)		$(1.52)	$(0.40)	$(0.27)	$(0.20)	$(0.17)
Net asset value, end of period	$11.39		$12.07	$20.74	$15.36	$12.35	$10.00
Total return (%) (r)(s)	(2.87	)(n)	(36.99)	38.03	26.83	25.59	28.84	(b)(z)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.79	0.80	0.86	0.88	0.90
Expenses after expense reductions (f)	0.89	(a)	0.78	0.80	0.86	0.88	0.90
Net investment income	5.84	(a)	2.17	2.17	2.45	1.81	2.07
Portfolio turnover	41		73	86	100	101	97
Net assets at end of period (000 Omitted)	$10,948		$10,141	$19,230	$9,830	$6,630	$2,823

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class R1			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$11.99		$20.63	$15.28	$12.29	$11.04
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.20	$0.17	$0.19	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.67)		(7.50)	5.39	2.92	1.29
Total from investment operations	$(0.41)		$(7.30)	$5.56	$3.11	$1.30
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.27)	$(0.21)	$(0.12)	$(0.05)
From net realized gain on investments	(0.07)		(1.07)	—	—	—
Total distributions declared to shareholders	$(0.27)		$(1.34)	$(0.21)	$(0.12)	$(0.05)
Net asset value, end of period	$11.31		$11.99	$20.63	$15.28	$12.29
Total return (%) (r)(s)	(3.37	)(n)	(37.69)	36.62	25.42	11.77	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.83	1.92	2.06	2.08	(a)
Expenses after expense reductions (f)	1.90	(a)	1.83	1.90	1.96	2.05	(a)
Net investment income	4.75	(a)	1.15	0.92	1.40	0.12	(a)
Portfolio turnover	41		73	86	100	101
Net assets at end of period (000 Omitted)	$7,703		$7,689	$9,017	$1,902	$879

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class R2			2008	2007	2006	2005	2004

Net asset value, beginning of period	$12.02		$20.67	$15.31	$12.31	$9.97	$7.89
Income (loss) from investment operations
Net investment income (d)	$0.29		$0.29	$0.27	$0.24	$0.11	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	(0.67)		(7.51)	5.38	2.94	2.34	2.04
Total from investment operations	$(0.38)		$(7.22)	$5.65	$3.18	$2.45	$2.18
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.36)	$(0.29)	$(0.18)	$(0.11)	$(0.10)
From net realized gain on investments	(0.07)		(1.07)	—	—	—	—
Total distributions declared to shareholders	$(0.30)		$(1.43)	$(0.29)	$(0.18)	$(0.11)	$(0.10)
Net asset value, end of period	$11.34		$12.02	$20.67	$15.31	$12.31	$9.97
Total return (%) (r)(s)	(3.12	)(n)	(37.35)	37.17	26.02	24.66	27.77	(b)(z)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40	(a)	1.33	1.47	1.62	1.62	1.65
Expenses after expense reductions (f)	1.40	(a)	1.32	1.44	1.52	1.60	1.65
Net investment income	5.31	(a)	1.69	1.49	1.73	0.97	1.42
Portfolio turnover	41		73	86	100	101	97
Net assets at end of period (000 Omitted)	$47,677		$49,039	$50,205	$14,413	$2,426	$122

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class R3			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$12.03		$20.69	$15.32	$12.33	$11.08
Income (loss) from investment operations
Net investment income (d)	$0.31		$0.34	$0.33	$0.26	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(0.67)		(7.53)	5.37	2.95	1.25
Total from investment operations	$(0.36)		$(7.19)	$5.70	$3.21	$1.35
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.40)	$(0.33)	$(0.22)	$(0.10)
From net realized gain on investments	(0.07)		(1.07)	—	—	—
Total distributions declared to shareholders	$(0.31)		$(1.47)	$(0.33)	$(0.22)	$(0.10)
Net asset value, end of period	$11.36		$12.03	$20.69	$15.32	$12.33
Total return (%) (r)(s)	(2.92	)(n)	(37.21)	37.55	26.21	12.22	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.07	1.20	1.28	1.26	(a)
Expenses after expense reductions (f)	1.15	(a)	1.07	1.20	1.28	1.26	(a)
Net investment income	5.60	(a)	1.91	1.77	1.93	1.50	(a)
Portfolio turnover	41		73	86	100	101
Net assets at end of period (000 Omitted)	$30,034		$31,360	$41,574	$10,786	$62

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class R4			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$12.05		$20.71	$15.34	$12.33	$11.08
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.36	$0.40	$0.28	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	(0.66)		(7.50)	5.35	2.99	1.24
Total from investment operations	$(0.36)		$(7.14)	$5.75	$3.27	$1.37
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.45)	$(0.38)	$(0.26)	$(0.12)
From net realized gain on investments	(0.07)		(1.07)	—	—	—
Total distributions declared to shareholders	$(0.32)		$(1.52)	$(0.38)	$(0.26)	$(0.12)
Net asset value, end of period	$11.37		$12.05	$20.71	$15.34	$12.33
Total return (%) (r)(s)	(2.87	)(n)	(37.01)	37.89	26.75	12.41	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.83	0.90	0.96	0.96	(a)
Expenses after expense reductions (f)	0.89	(a)	0.82	0.90	0.96	0.96	(a)
Net investment income	5.37	(a)	2.12	2.12	1.98	1.83	(a)
Portfolio turnover	41		73	86	100	101
Net assets at end of period (000 Omitted)	$9,662		$5,537	$2,727	$637	$56

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 total returns for the six months ended April 30, 2009 would have each been lower by approximately 0.62%.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund’s total return calculation includes a net increase from gains realized on the disposal of investments in violation of investment restrictions. The gains resulted in an increase in net asset value of $0.0007 per share based on shares outstanding on the day the gains were realized. Excluding the effect of these gains from the fund’s ending net asset value per share, the total return for the year ended October 31, 2004 would have been approximately 28.40%, 27.49%, 27.62%, 28.83%, and 27.76% for Class A, Class B, Class C, Class I, and Class R2, respectively.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Utilities Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and

23

Notes to Financial Statements (unaudited) – continued

asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to

24

Notes to Financial Statements (unaudited) – continued

determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of April 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,604,677,142	$437,555,050	$—	$2,042,232,192
Other Financial Instruments	$—	$(6,247,767)	$—	$(6,247,767)

In April 2009, FASB Staff Position (FSP) 157-4 was issued and is effective for financial statements issued for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Management is evaluating the application of the FSP to the fund, and believes the impact resulting from the adoption of this FSP will be limited to expanded disclosure in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

25

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include forward foreign currency exchange contracts.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to

26

Notes to Financial Statements (unaudited) – continued

the fund, and believes the impact resulting from the adoption of this Standard will be limited to expanded disclosure in the fund’s financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans

27

Notes to Financial Statements (unaudited) – continued

collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations. The fund was a participant in litigation against Enron Corp. On December 26, 2008, the fund received a cash settlement in the amount of $12,581,857.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

28

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, foreign currency transactions and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows.

10/31/08
Ordinary income (including any short-term capital gains)	$71,124,263
Long-term capital gain	190,933,339
Total distributions	$262,057,602

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/09
Cost of investments	$2,536,424,337
Gross appreciation	64,250,830
Gross depreciation	(558,442,975)
Net unrealized appreciation (depreciation)	$(494,192,145)

As of 10/31/08
Undistributed long-term capital gain	13,182,439
Other temporary differences	(7,548,827)
Net unrealized appreciation (depreciation)	(805,296,219)

The aggregate cost above includes prior fiscal year end tax adjustments.

29

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders by class are as follows:

From net investment income

	Six months ended 4/30/09 (unaudited)	Year ended 10/31/08
Class A	$31,299,143	$55,622,260
Class B	3,571,944	6,641,612
Class C	4,343,868	6,031,052
Class I	224,242	402,877
Class R (b)	—	41,823
Class R1	133,828	159,278
Former Class R2 (b)	—	45,925
Class R2	939,305	1,310,190
Class R3	617,662	993,911
Class R4	190,869	112,239
Total	$41,320,861	$71,361,167

From net realized gain on investments

	Six months ended 4/30/09 (unaudited)	Year ended 10/31/08
Class A	$9,540,135	$132,385,878
Class B	1,417,392	29,706,426
Class C	1,601,487	21,256,788
Class I	61,589	993,475
Class R (b)	—	313,426
Class R1	49,405	511,858
Former Class R2 (b)	—	293,802
Class R2	299,297	2,850,220
Class R3	183,121	2,238,338
Class R4	34,518	146,224
Total	$13,186,944	$190,696,435

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall

30

Notes to Financial Statements (unaudited) – continued

investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $3.0 billion of average daily net assets	0.60%
Average daily net assets in excess of $3.0 billion	0.55%

Effective October 1, 2007, the investment adviser has agreed in writing to further reduce its management fee to 0.50% of average daily net assets in excess of $5.0 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2012. For the six months ended April 30, 2009, the fund’s average daily net assets did not exceed $5.0 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended April 30, 2009 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $166,481 for the six months ended April 30, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,804,035
Class B	0.75%	0.25%	1.00%	1.00%	1,011,495
Class C	0.75%	0.25%	1.00%	1.00%	1,207,431
Class R1	0.75%	0.25%	1.00%	1.00%	37,036
Class R2	0.25%	0.25%	0.50%	0.50%	114,528
Class R3	—	0.25%	0.25%	0.25%	35,742
Total Distribution and Service Fees					$4,210,267

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2009 based on each class’ average daily net assets. Effective March 1, 2009, the 0.10% Class A annual distribution fee was eliminated. Prior to March 1, 2009, payment of the 0.10% Class A annual distribution fee was not in effect.

31

Notes to Financial Statements (unaudited) – continued

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2009, were as follows:

Amount
Class A	$2,950
Class B	183,006
Class C	42,811

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2009, the fee was $630,714, which equated to 0.0635% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,519,638.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2009 was equivalent to an annual effective rate of 0.0214% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

32

Notes to Financial Statements (unaudited) – continued

For certain independent Trustees who retired on or before December 31, 2001, the fund has an unfunded, defined benefit plan which resulted in a pension expense of $837. For certain independent Trustees who served on the Board as of December 31, 2001, the fund also has an unfunded retirement benefit deferral plan which resulted in a net decrease in expense of $10,976. Both amounts are included in independent trustees’ compensation for the six months ended April 30, 2009. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $51,022 at April 30, 2009, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $15,940 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $5,851, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $804,463,756 and $864,794,333, respectively.

33

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/09		Year ended 10/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	14,724,507	$164,115,463	56,236,591	$1,015,228,438
Class B	2,338,383	26,109,743	3,998,900	70,270,001
Class C	2,525,059	28,341,352	6,922,816	124,449,850
Class I	197,881	2,142,341	317,220	5,713,767
Class R (b)	—	—	179,034	3,394,811
Class R1	131,464	1,438,980	350,149	6,342,410
Former Class R2 (b)	—	—	209,306	3,906,716
Class R2	797,580	8,858,902	2,852,777	51,689,815
Class R3	513,791	5,773,549	1,424,204	24,912,622
Class R4	492,720	5,525,679	427,961	6,713,150
	21,721,385	$242,306,009	72,918,958	$1,312,621,580
Shares issued to shareholders in reinvestment of distributions
Class A	3,200,805	$36,070,256	8,965,810	$167,763,980
Class B	378,010	4,255,872	1,640,480	31,038,125
Class C	397,785	4,476,063	1,098,555	20,634,291
Class I	25,160	283,599	72,644	1,363,876
Class R (b)	—	—	7,776	150,132
Class R1	16,313	183,233	35,962	671,126
Former Class R2 (b)	—	—	17,697	339,727
Class R2	103,905	1,168,961	221,075	4,102,653
Class R3	71,124	800,670	173,683	3,232,249
Class R4	10,545	117,853	6,678	122,015
	4,203,647	$47,356,507	12,240,360	$229,418,174
Shares reacquired
Class A	(21,978,469)	$(240,891,939)	(52,652,995)	$(859,714,560)
Class B	(6,425,991)	(70,131,091)	(14,460,850)	(250,419,118)
Class C	(3,416,720)	(36,876,463)	(5,667,599)	(91,242,202)
Class I	(102,168)	(1,128,358)	(476,354)	(8,181,195)
Class R (b)	—	—	(532,998)	(10,099,348)
Class R1	(108,222)	(1,174,521)	(181,997)	(3,029,072)
Former Class R2 (b)	—	—	(477,118)	(8,879,029)
Class R2	(778,018)	(8,586,961)	(1,423,170)	(23,610,418)
Class R3	(546,314)	(6,059,685)	(1,000,949)	(16,181,386)
Class R4	(113,082)	(1,224,523)	(106,748)	(1,683,296)
	(33,468,984)	$(366,073,541)	(76,980,778)	$(1,273,039,624)

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/09		Year ended 10/31/08
	Shares	Amount	Shares	Amount
Net change
Class A	(4,053,157)	$(40,706,220)	12,549,406	$323,277,858
Class B	(3,709,598)	(39,765,476)	(8,821,470)	(149,110,992)
Class C	(493,876)	(4,059,048)	2,353,772	53,841,939
Class I	120,873	1,297,582	(86,490)	(1,103,552)
Class R (b)	—	—	(346,188)	(6,554,405)
Class R1	39,555	447,692	204,114	3,984,464
Former Class R2 (b)	—	—	(250,115)	(4,632,586)
Class R2	123,467	1,440,902	1,650,682	32,182,050
Class R3	38,601	514,534	596,938	11,963,485
Class R4	390,183	4,419,009	327,891	5,151,869
	(7,543,952)	$(76,411,025)	8,178,540	$269,000,130

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

Class W shares were not available for sale during the period. Please see the fund’s Class W prospectus for details.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus 1.25%. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, currently at a rate equal to the Federal Reserve funds rate plus 0.30%. For the six months ended April 30, 2009, the fund’s commitment fee and interest expense were $7,054 and $33, respectively, and are included in miscellaneous expense on the Statement of Operations.

35

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	45,394,299	334,311,444	(340,004,082)	39,701,661

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$113,771	$39,701,661

36

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

37

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and	c/o Boston Financial Data Services
literature	30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606
Investment professionals
1-800-343-2829
Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Global Total Return Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

4/30/09

MWT-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Government of Japan, 1.7%, 2017	4.2%
Republic of Italy, 4.75%, 2013	2.7%
Republic of Italy, 5.25%, 2017	1.8%
Nestle S.A.	1.7%
Kingdom of Spain, 5%, 2012	1.6%
TOTAL S.A.	1.6%
Roche Holding AG	1.5%
Lockheed Martin Corp.	1.5%
Vodafone Group PLC	1.5%
Kingdom of Belgium, 5.5%, 2017	1.3%

Country weightings (i)
United States	38.6%
Japan	15.1%
United Kingdom	7.8%
France	6.0%
Italy	5.3%
Germany	5.1%
Switzerland	4.6%
Netherlands	3.7%
Spain	2.7%
Other Countries	11.1%

Equity sectors
Financial Services	10.4%
Health Care	7.9%
Consumer Staples	7.9%
Utilities & Communications	7.2%
Energy	6.2%
Technology	5.0%
Industrial Goods & Services	4.9%
Leisure	3.1%
Basic Materials	1.5%
Transportation	1.5%
Retailing	1.4%
Special Products & Services	1.4%
Autos & Housing	1.2%

Fixed income sectors (i)
Non-U.S. Government Bonds	26.9%
U.S. Treasury Securities	3.9%
Commercial Mortgage-Backed Securities	1.4%
Mortgage-Backed Securities	1.0%
U.S. Government Agencies	0.9%
Emerging Markets Bonds	0.5%
High Grade Corporates	0.1%
Municipal Bonds	0.1%

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 4/30/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2008 through April 30, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2008 through April 30, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/08	Ending Account Value 4/30/09	Expenses Paid During Period (p) 11/01/08-4/30/09
A	Actual	1.28%	$1,000.00	$982.67	$6.29
	Hypothetical (h)	1.28%	$1,000.00	$1,018.45	$6.41
B	Actual	1.97%	$1,000.00	$979.46	$9.67
	Hypothetical (h)	1.97%	$1,000.00	$1,015.03	$9.84
C	Actual	1.97%	$1,000.00	$979.60	$9.67
	Hypothetical (h)	1.97%	$1,000.00	$1,015.03	$9.84
I	Actual	0.97%	$1,000.00	$983.36	$4.77
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
R1	Actual	1.97%	$1,000.00	$978.62	$9.66
	Hypothetical (h)	1.97%	$1,000.00	$1,015.03	$9.84
R2	Actual	1.47%	$1,000.00	$981.16	$7.22
	Hypothetical (h)	1.47%	$1,000.00	$1,017.50	$7.35
R3	Actual	1.22%	$1,000.00	$983.11	$6.00
	Hypothetical (h)	1.22%	$1,000.00	$1,018.74	$6.11
R4	Actual	0.97%	$1,000.00	$983.48	$4.77
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.25% for Class A and Class R3 shares, 2.00% for Class B, Class C, and Class R1 shares, 1.00% for Class I and Class R4 shares, and 1.50% for Class R2 shares; the actual expenses paid during the period would have been approximately $6.15 for Class A and Class R3 shares, $9.81 for Class B and Class R1 shares, $9.82 for Class C shares, $4.92 for Class I shares, $7.37 for Class R2 shares, and $4.92 for Class R4 shares, respectively; and the hypothetical expenses paid during the period would have been approximately $6.26 for Class A and Class R3 shares, $9.99 for Class B, Class C, and Class R1 shares, $5.01 for Class I shares, $7.50 for Class R2 shares, $5.01 for Class R4 shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

4/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 59.6%

Issuer	Shares/Par	Value ($)
Aerospace - 2.8%
Lockheed Martin Corp.	107,760	$8,462,393
Northrop Grumman Corp.	91,760	4,436,596
United Technologies Corp.	61,570	3,007,079

		$15,906,068
Alcoholic Beverages - 0.9%
Heineken N.V. (l)	170,670	$5,075,434

Apparel Manufacturers - 0.6%
Compagnie Financiere Richemont S.A.	87,890	$1,574,185
NIKE, Inc., “B”	36,930	1,937,717

		$3,511,902
Broadcasting - 2.4%
Fuji Television Network, Inc.	1,118	$1,244,741
Nippon Television Network Corp.	13,080	1,253,356
Omnicom Group, Inc.	85,900	2,703,273
Vivendi S.A.	119,920	3,233,001
Walt Disney Co.	130,380	2,855,322
WPP Group PLC	337,134	2,305,828

		$13,595,521
Brokerage & Asset Managers - 0.4%
Daiwa Securities Group, Inc.	490,000	$2,538,937

Business Services - 1.4%
Accenture Ltd., “A”	133,020	$3,914,779
Bunzl PLC	212,090	1,716,289
USS Co. Ltd.	48,470	2,187,097

		$7,818,165
Chemicals - 1.0%
3M Co.	32,840	$1,891,584
PPG Industries, Inc.	83,990	3,699,760

		$5,591,344
Computer Software - 0.7%
Oracle Corp.	193,620	$3,744,611

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 1.1%
Fujitsu Ltd.	465,000	$1,980,329
International Business Machines Corp.	33,060	3,412,123
Nomura Research Institute Ltd.	58,300	1,030,980

		$6,423,432
Construction - 1.2%
CRH PLC	81,320	$2,114,854
Geberit AG	29,965	3,201,616
Sherwin-Williams Co.	28,960	1,640,294

		$6,956,764
Consumer Goods & Services - 2.1%
Henkel KGaA, IPS	104,500	$2,828,610
Kao Corp.	274,000	5,142,709
Kose Corp.	106,600	2,141,296
Procter & Gamble Co.	38,435	1,900,226

		$12,012,841
Containers - 0.3%
Brambles Ltd.	415,000	$1,780,146

Electrical Equipment - 1.6%
Legrand S.A.	177,270	$3,544,439
OMRON Corp.	113,800	1,690,499
Spectris PLC	259,080	2,257,460
W.W. Grainger, Inc.	17,580	1,474,610

		$8,967,008
Electronics - 2.5%
Intel Corp.	221,660	$3,497,795
Konica Minolta Holdings, Inc.	405,500	3,297,617
Samsung Electronics Co. Ltd.	7,671	3,539,542
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	341,502	3,609,676

		$13,944,630
Energy - Independent - 1.2%
Apache Corp.	34,470	$2,511,484
Devon Energy Corp.	43,710	2,266,363
EOG Resources, Inc.	28,100	1,783,788

		$6,561,635

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - 4.8%
Chevron Corp.	81,630	$5,395,743
Exxon Mobil Corp.	61,270	4,084,871
Hess Corp.	36,790	2,015,724
Royal Dutch Shell PLC, “A”	195,410	4,527,485
StatoilHydro ASA	132,600	2,483,400
TOTAL S.A.	176,870	8,844,926

		$27,352,149
Food & Beverages - 2.7%
J.M. Smucker Co.	23,663	$932,322
Kellogg Co.	38,040	1,601,864
Nestle S.A. (l)	293,561	9,547,529
Nong Shim Co. Ltd.	5,456	918,547
PepsiCo, Inc.	49,080	2,442,221

		$15,442,483
Food & Drug Stores - 0.7%
CVS Caremark Corp.	91,930	$2,921,535
Kroger Co.	49,900	1,078,838

		$4,000,373
Forest & Paper Products - 0.2%
UPM-Kymmene Corp.	133,100	$1,190,088

Insurance - 3.7%
Allstate Corp.	135,780	$3,167,747
Aon Corp.	28,470	1,201,434
Aviva PLC	317,680	1,449,786
ING Groep N.V.	148,060	1,362,453
Jardine Lloyd Thompson Group PLC	273,560	1,788,734
MetLife, Inc.	178,570	5,312,458
Muenchener Ruckversicherungs-Gesellschaft AG	17,460	2,409,973
Travelers Cos., Inc.	28,110	1,156,445
Zurich Financial Services AG	16,500	3,047,379

		$20,896,409
Leisure & Toys - 0.2%
NAMCO BANDAI Holdings, Inc.	113,200	$1,123,736

Machinery & Tools - 0.5%
Assa Abloy AB, “B” (l)	220,220	$2,608,197

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 4.9%
Bank of New York Mellon Corp.	166,958	$4,254,090
Credit Agricole S.A.	250,915	3,639,680
Goldman Sachs Group, Inc.	34,150	4,388,275
JPMorgan Chase & Co.	118,710	3,917,430
PNC Financial Services Group, Inc.	34,900	1,385,530
State Street Corp.	77,520	2,645,758
Sumitomo Mitsui Financial Group, Inc.	101,500	3,499,290
UniCredito Italiano S.p.A. (a)	1,053,436	2,548,670
Wells Fargo & Co.	81,280	1,626,413

		$27,905,136
Medical Equipment - 1.0%
Medtronic, Inc.	49,160	$1,573,120
Smith & Nephew PLC	450,893	3,187,079
Waters Corp. (a)	26,080	1,151,954

		$5,912,153
Network & Telecom - 0.7%
Nokia Oyj	268,340	$3,824,512

Oil Services - 0.2%
National Oilwell Varco, Inc. (a)	38,470	$1,164,872

Other Banks & Diversified Financials - 1.4%
Bangkok Bank Public Co. Ltd.	465,000	$1,120,598
DNB Holding A.S.A. (a)	617,600	3,851,274
Hachijuni Bank Ltd.	185,000	1,088,015
Sapporo Hokuyo Holdings, Inc. (a)	223,200	642,758
Unione di Banche Italiane Scpa	93,511	1,285,538

		$7,988,183
Pharmaceuticals - 6.9%
Abbott Laboratories	31,300	$1,309,905
Daiichi Sankyo Co. Ltd.	115,000	1,929,882
GlaxoSmithKline PLC	302,480	4,670,943
Hisamitsu Pharmaceutical Co., Inc.	18,500	523,373
Johnson & Johnson	70,880	3,711,277
Merck & Co., Inc.	155,950	3,780,228
Merck KGaA	29,260	2,619,585
Pfizer, Inc.	177,210	2,367,526
Roche Holding AG	67,880	8,593,911
Sanofi-Aventis S.A.	92,640	5,332,088

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - continued
Wyeth	101,560	$4,306,144

		$39,144,862
Printing & Publishing - 0.5%
Reed Elsevier PLC	347,053	$2,576,541

Specialty Stores - 0.1%
Praktiker Bau-und Heimwerkermaerkte Holding AG	63,150	$457,888

Telecommunications - Wireless - 2.8%
America Movil S.A.B. de C.V., “L”, ADR	42,710	$1,403,023
KDDI Corp.	995	4,459,440
Rogers Communications, Inc., “B”	63,810	1,567,845
Vodafone Group PLC	4,568,225	8,390,974

		$15,821,282
Telephone Services - 2.8%
AT&T, Inc.	236,770	$6,066,047
China Unicom Ltd.	1,080,000	1,247,970
Royal KPN N.V.	347,790	4,178,549
Telefonica S.A.	224,590	4,264,452

		$15,757,018
Tobacco - 2.2%
Altria Group, Inc.	99,590	$1,626,305
Japan Tobacco, Inc.	908	2,274,143
Lorillard, Inc.	21,550	1,360,451
Philip Morris International, Inc.	198,130	7,172,306

		$12,433,205
Trucking - 1.5%
TNT N.V.	234,602	$4,321,704
Yamato Holdings Co. Ltd.	366,000	4,067,491

		$8,389,195
Utilities - Electric Power - 1.6%
Dominion Resources, Inc.	78,744	$2,374,919
E.ON AG (l)	105,840	3,574,773
FPL Group, Inc.	31,300	1,683,627
PPL Corp.	54,590	1,632,787

		$9,266,106
Total Common Stocks (Identified Cost, $408,584,819)		$337,682,826

Portfolio of Investments (unaudited) – continued

Bonds - 34.4%
Issuer	Shares/Par	Value ($)

Asset Backed & Securitized - 1.4%
Banc of America Commercial Mortgage Trust, “A4”, 5.414%, 2047	$ 980,000	$798,689
Bayview Commercial Asset Trust, FRN, 0.917%, 2023 (z)	CAD 560,000	314,657
Commercial Mortgage Asset Trust, FRN, 1.096%, 2032 (i)(z)	$ 12,226,663	246,749
Commercial Mortgage Pass-Through Certificates, FRN, 0.641%, 2017 (n)	1,400,000	1,176,153
Commercial Mortgage Pass-Through Certificates, FRN, 0.651%, 2017 (n)	1,689,350	1,437,429
First Union National Bank Commercial Mortgage Trust, FRN, 1.143%, 2043 (i)(n)	22,925,168	300,049
Greenwich Capital Commercial Funding Corp., FRN, 5.916%, 2038	945,000	789,984
GS Mortgage Securities Corp., 5.56%, 2039	1,460,000	1,199,330
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	980,000	758,692
JPMorgan Chase Commercial Mortgage Securities Corp., 5.882%, 2051	1,110,000	828,791

		$7,850,523
Emerging Market Quasi-Sovereign - 0.2%
Hana Bank, 6.5%, 2012 (z)	$ 526,000	$535,684
Mubadala Development Co., 7.625%, 2019 (z)	654,000	649,278

		$1,184,962
Emerging Market Sovereign - 0.3%
Emirate of Abu Dhabi, 6.75%, 2019 (z)	$ 535,000	$542,916
Republic of Korea, 7.125%, 2019	544,000	555,655
State of Qatar, 6.55%, 2019 (z)	535,000	552,388

		$1,650,959
International Market Quasi-Sovereign - 0.2%
Canada Housing Trust, 4.6%, 2011 (n)	CAD 1,405,000	$1,266,148

International Market Sovereign - 26.3%
Dutch Government, 3.75%, 2014	EUR 4,063,000	$5,630,674
Federal Republic of Germany, 5%, 2011	1,818,000	2,583,155
Federal Republic of Germany, 3.75%, 2013	2,942,000	4,126,231
Federal Republic of Germany, 3.75%, 2015	1,610,000	2,263,072
Federal Republic of Germany, 4.25%, 2018	353,000	508,426
Federal Republic of Germany, 6.25%, 2030	4,324,000	7,333,973
Government of Australia, 6.25%, 2015	AUD 3,135,000	2,519,138
Government of Canada, 4.5%, 2015	CAD 4,621,000	4,356,860
Government of Canada, 4.25%, 2018	1,858,000	1,716,326

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Canada, 5.75%, 2033	CAD 492,000	$529,862
Government of Japan, 1.3%, 2014	JPY 460,000,000	4,758,537
Government of Japan, 1.7%, 2017	2,268,000,000	23,843,575
Government of Japan, 2.1%, 2024	709,000,000	7,359,193
Government of Japan, 2.2%, 2027	563,700,000	5,902,423
Government of Japan, 2.4%, 2037	149,350,000	1,590,303
Government of New Zealand, 6%, 2015	NZD 3,261,000	1,956,781
Kingdom of Belgium, 5.5%, 2017	EUR 4,878,000	7,296,662
Kingdom of Spain, 5%, 2012	5,955,000	8,550,199
Kingdom of Spain, 4.6%, 2019	1,443,000	2,005,703
Kingdom of Sweden, 4.5%, 2015	SEK 31,615,000	4,325,297
Republic of Austria, 4.65%, 2018	EUR 654,000	913,418
Republic of France, 6%, 2025	4,500,000	7,318,714
Republic of France, 4.75%, 2035	1,150,000	1,655,189
Republic of Greece, 3.6%, 2016	817,000	1,006,386
Republic of Ireland, 4.6%, 2016	654,000	863,118
Republic of Italy, 4.75%, 2013	10,994,000	15,567,156
Republic of Italy, 5.25%, 2017	7,164,000	10,450,633
Republic of Portugal, 4.45%, 2018	981,000	1,327,464
United Kingdom Treasury, 8%, 2015	GBP 2,777,000	5,403,826
United Kingdom Treasury, 8%, 2021	1,641,000	3,454,809
United Kingdom Treasury, 4.25%, 2036	1,277,000	1,840,957

		$148,958,060
Mortgage Backed - 1.0%
Fannie Mae, 4.518%, 2013	$ 80,794	$83,477
Fannie Mae, 5.37%, 2013	266,974	283,722
Fannie Mae, 4.78%, 2015	354,540	366,459
Fannie Mae, 4.79%, 2015	370,587	383,335
Fannie Mae, 4.856%, 2015	280,151	288,462
Fannie Mae, 5.09%, 2016	362,000	377,235
Fannie Mae, 5.423%, 2016	337,955	360,209
Fannie Mae, 4.989%, 2017	246,993	256,342
Fannie Mae, 5.05%, 2017	330,000	343,146
Fannie Mae, 5.32%, 2017	277,971	293,730
Fannie Mae, 5.5%, 2024	202,515	204,924
Fannie Mae, 5%, 2025	478,653	487,386
Freddie Mac, 5%, 2022 - 2027	1,512,787	1,538,333
Freddie Mac, 4%, 2024	245,783	248,276
Freddie Mac, 5.5%, 2026	268,576	273,827

		$5,788,863

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Municipals - 0.2%
Metropolitan Transportation Authority, NY, Build America, 7.336%, 2039	$610,000	$651,389
New York Dormitory Authority Rev. (New York University), “1”, BHAC, 5.5%, 2031	495,000	545,500

		$1,196,889
U.S. Government Agencies and Equivalents - 0.9%
Aid-Egypt, 4.45%, 2015	$1,113,000	$1,183,887
Small Business Administration, 5.09%, 2025	177,765	184,425
Small Business Administration, 5.21%, 2026	2,168,610	2,256,684
Small Business Administration, 5.31%, 2027	1,178,303	1,245,062

		$4,870,058
U.S. Treasury Obligations - 3.9%
U.S. Treasury Bonds, 4.75%, 2017	$4,595,000	$5,205,271
U.S. Treasury Bonds, 8%, 2021	441,000	625,806
U.S. Treasury Bonds, 6.875%, 2025	915,000	1,237,967
U.S. Treasury Notes, 4.75%, 2012	6,473,000	7,091,476
U.S. Treasury Notes, 4.125%, 2015	1,400,000	1,544,375
U.S. Treasury Notes, TIPS, 2%, 2016	6,228,655	6,337,657

		$22,042,552
Total Bonds (Identified Cost, $196,301,607)		$194,809,014

Money Market Funds (v) - 5.8%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	32,721,547	$32,721,547

Collateral for Securities Loaned - 2.6%
Morgan Stanley Repurchase Agreement, 0.13%, dated 4/30/09, due 5/01/09, total to be received $15,044,105 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $15,383,141 in a jointly traded account), at Cost	$15,044,051	$15,044,051
Total Investments (Identified Cost, $652,652,024)		$580,257,438

Other Assets, Less Liabilities - (2.4)%		(13,668,650)
Net Assets - 100.0%		$566,588,788

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	All or a portion of this security is on loan.

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,179,779, representing 0.7% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Commercial Asset Trust, FRN, 0.917%, 2023	5/25/06	$506,329	$314,657
Commercial Mortgage Asset Trust, FRN, 1.096%, 2032	8/25/03	379,651	246,749
Emirate of Abu Dhabi, 6.75%, 2019	4/01/09	533,668	542,916
Hana Bank, 6.5%, 2012	4/02/09-4/03/09	531,440	535,684
Mubadala Development Co., 7.625%, 2019	4/30/09	649,278	649,278
State of Qatar, 6.55%, 2019	4/02/09-4/03/09	535,089	552,388
Total Restricted Securities			$2,841,672
% of Net Assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
TIPS	Treasury Inflation Protected Security

Insurers
BHAC	Berkshire Hathaway Assurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/09

Forward Foreign Currency Exchange Contracts at 4/30/09

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation—Asset Derivatives
BUY	AUD	HSBC Bank	1,721,254	5/05/09-5/18/09	$1,186,620	$1,250,269	$63,649
BUY	AUD	UBS AG	2,180,362	5/05/09	1,557,768	1,584,469	26,701
BUY	CAD	Credit Suisse Group	81,359	5/19/09	63,691	68,183	4,492
BUY	CAD	Deutsche Bank	128,920	5/19/09	100,893	108,041	7,148
BUY	CAD	HSBC Bank	1,410,647	5/19/09	1,114,414	1,182,189	67,775
BUY	CAD	UBS AG	3,163,650	5/19/09	2,524,423	2,651,289	126,866
BUY	DKK	Deutsche Bank	797,455	5/05/09	136,590	141,643	5,053
BUY	DKK	UBS AG	15,856,084	5/05/09	2,772,685	2,816,338	43,653
SELL	DKK	UBS AG	9,626,342	5/05/09	1,725,104	1,709,819	15,285
BUY	EUR	Barclays Bank	4,248,135	5/20/09	5,341,547	5,620,480	278,933
BUY	EUR	Credit Suisse Group	1,441,812	5/20/09	1,876,494	1,907,585	31,091
BUY	EUR	Deutsche Bank	165,081	5/20/09	212,000	218,410	6,410
BUY	EUR	Goldman Sachs International	502,787	5/20/09	635,542	665,210	29,668
BUY	EUR	HSBC Bank	495,000	5/18/09	639,535	654,911	15,376
BUY	EUR	JPMorgan Chase Bank	2,011,600	5/20/09	2,564,037	2,661,441	97,404
BUY	EUR	UBS AG	1,396,872	5/20/09	1,832,052	1,848,161	16,109
SELL	EUR	Barclays Bank	379,532	5/20/09	510,000	502,138	7,862
SELL	EUR	Deutsche Bank	1,283,443	5/20/09	1,753,555	1,698,055	55,500
SELL	EUR	Goldman Sachs International	1,185,000	5/20/09	1,590,220	1,567,810	22,410
SELL	EUR	HSBC Bank	340,000	5/20/09	450,473	449,836	637
SELL	EUR	UBS AG	2,132,760	5/20/09	2,825,154	2,821,741	3,413
BUY	GBP	Barclays Bank	2,009,041	5/18/09	2,872,390	2,972,102	99,712
BUY	GBP	Credit Suisse Group	743,595	5/18/09	1,100,000	1,100,038	38
BUY	GBP	JPMorgan Chase Bank	374,306	5/18/09	536,025	553,730	17,705
BUY	GBP	UBS AG	290,000	5/18/09	426,670	429,012	2,342
BUY	JPY	Credit Suisse Group	211,805,125	5/19/09	2,125,000	2,148,168	23,168
BUY	JPY	HSBC Bank	135,634,826	5/19/09	1,359,731	1,375,634	15,903
SELL	JPY	Barclays Bank	159,038,415	5/19/09	1,653,221	1,612,998	40,223
SELL	JPY	Citibank	41,147,775	5/19/09	430,000	417,329	12,671
SELL	JPY	Credit Suisse Group	25,485,200	5/19/09	260,000	258,476	1,524
SELL	JPY	Deutsche Bank	222,188,980	5/18/09-5/19/09	2,260,000	2,253,479	6,521

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation—Asset Derivatives—continued
SELL	JPY	Goldman Sachs International	140,349,503	5/18/09-5/19/09	$1,470,000	$1,423,443	$46,557
SELL	JPY	HSBC Bank	2,543,217,863	5/19/09	25,957,030	25,793,796	163,234
SELL	JPY	JPMorgan Chase Bank	754,002,778	5/19/09	7,887,125	7,647,239	239,886
SELL	JPY	UBS AG	257,450,291	5/19/09	2,725,109	2,611,110	113,999
BUY	NOK	Citibank	7,050,993	6/30/09	1,049,126	1,071,586	22,460
SELL	NZD	UBS AG	3,463,267	5/08/09	2,031,691	1,958,708	72,983
BUY	SEK	HSBC Bank	1,306,870	6/22/09	154,815	162,456	7,641

							$1,812,002

Depreciation—Liability Derivatives
SELL	AUD	JPMorgan Chase Bank	761,306	5/18/09	$542,735	$552,746	$(10,011)
SELL	AUD	UBS AG	4,743,652	5/05/09-7/01/09	3,171,329	3,442,490	(271,161)
SELL	CAD	Barclays Bank	503,431	5/19/09	396,817	421,899	(25,082)
SELL	CAD	Goldman Sachs International	284,809	5/19/09	226,210	238,683	(12,473)
SELL	CAD	HSBC Bank	669,281	5/20/09	554,270	560,891	(6,621)
SELL	CAD	UBS AG	8,991,883	5/19/09	7,172,496	7,535,624	(363,128)
BUY	DKK	Goldman Sachs International	395,513	5/05/09	72,458	70,251	(2,207)
BUY	DKK	UBS AG	7,819,996	7/01/09	1,396,253	1,387,059	(9,194)
SELL	DKK	Barclays Bank	6,900,832	5/05/09	1,162,617	1,225,717	(63,100)
SELL	DKK	Goldman Sachs International	521,878	5/05/09	89,197	92,695	(3,498)
BUY	EUR	Barclays Bank	120,000	5/20/09	159,758	158,766	(992)
BUY	EUR	Credit Suisse Group	1,745,000	5/20/09	2,315,755	2,308,716	(7,039)
BUY	EUR	JPMorgan Chase Bank	3,625,000	5/20/09	4,950,934	4,796,044	(154,890)
BUY	EUR	UBS AG	498,813	5/20/09	663,125	659,953	(3,172)
SELL	EUR	Barclays Bank	449,011	5/20/09	571,471	594,063	(22,592)
SELL	EUR	Credit Suisse Group	129,148	5/20/09	165,000	170,869	(5,869)
SELL	EUR	Deutsche Bank	184,000	5/20/09	234,085	243,441	(9,356)
SELL	EUR	Goldman Sachs International	173,498	5/20/09	220,000	229,547	(9,547)
SELL	EUR	HSBC Bank	327,003	5/20/09	430,768	432,640	(1,872)
SELL	EUR	JPMorgan Chase Bank	7,877,306	5/20/09	9,995,392	10,422,043	(426,651)
SELL	EUR	UBS AG	9,110,425	5/20/09	11,817,510	12,053,518	(236,008)
BUY	GBP	Barclays Bank	1,616,632	5/18/09	2,407,958	2,391,565	(16,393)

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Depreciation—Liability Derivatives—continued
SELL	GBP	Barclays Bank	1,294,213	5/18/09	$1,844,934	$1,914,594	$(69,660)
SELL	GBP	Deutsche Bank	1,587,246	5/18/09	2,278,398	2,348,092	(69,694)
SELL	GBP	Goldman Sachs International	48,612	5/18/09	70,000	71,914	(1,914)
SELL	GBP	HSBC Bank	375,250	5/18/09	551,095	555,126	(4,031)
SELL	GBP	JPMorgan Chase Bank	347,919	5/18/09	478,455	514,694	(36,239)
SELL	GBP	UBS AG	477,711	5/18/09	678,627	706,702	(28,075)
BUY	JPY	Barclays Bank	73,123,411	5/19/09	745,000	741,631	(3,369)
BUY	JPY	Credit Suisse Group	24,985,785	5/19/09	254,723	253,411	(1,312)
BUY	JPY	Deutsche Bank	30,920,320	5/18/09	320,000	313,595	(6,405)
BUY	JPY	Goldman Sachs International	38,947,765	5/19/09	425,000	395,016	(29,984)
BUY	JPY	HSBC Bank	848,609,539	5/19/09	9,125,940	8,606,758	(519,182)
BUY	JPY	JPMorgan Chase Bank	5,665,517,569	5/18/09-5/19/09	62,088,548	57,459,957	(4,628,591)
BUY	JPY	UBS AG	327,758,036	5/19/09	3,390,241	3,324,184	(66,057)
SELL	JPY	Barclays Bank	11,039,534	6/22/09	110,000	112,023	(2,023)
SELL	JPY	Credit Suisse Group	20,720,700	5/19/09	210,000	210,153	(153)
SELL	JPY	Goldman Sachs International	23,988,888	5/19/09	240,000	243,300	(3,300)
SELL	JPY	HSBC Bank	380,055,956	5/19/09	3,819,658	3,854,599	(34,941)
SELL	SEK	UBS AG	28,642,448	6/29/09	3,528,115	3,560,523	(32,408)

							$(7,198,194)

At April 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $619,930,477)	$547,535,891
Underlying funds, at cost and value	32,721,547
Total investments, at value, including $14,232,105 of securities on loan (identified cost, $652,652,024)	$580,257,438
Foreign currency, at value (identified cost, $43)	44
Receivables for
Forward foreign currency exchange contracts	1,812,002
Investments sold	3,052,597
Fund shares sold	2,041,005
Interest and dividends	4,178,937
Receivable from investment adviser	51,356
Other assets	6,887
Total assets	$591,400,266
Liabilities
Payables for
Forward foreign currency exchange contracts	$7,198,194
Investments purchased	1,519,974
Fund shares reacquired	688,802
Collateral for securities loaned, at value	15,044,051
Payable to affiliates
Management fee	25,610
Shareholder servicing costs	149,873
Distribution and service fees	14,609
Administrative services fee	647
Payable for independent trustees’ compensation	50,721
Accrued expenses and other liabilities	118,997
Total liabilities	$24,811,478
Net assets	$566,588,788
Net assets consist of
Paid-in capital	$682,203,528
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $10,507 deferred country tax)	(77,782,211)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(37,778,201)
Accumulated distributions in excess of net investment income	(54,328)
Net assets	$566,588,788
Shares of beneficial interest outstanding	53,076,591

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$362,267,410	34,073,795	$10.63
Class B	47,266,661	4,353,102	10.86
Class C	125,469,209	11,674,471	10.75
Class I	3,193,367	302,610	10.55
Class R1	2,090,636	195,140	10.71
Class R2	4,368,119	413,518	10.56
Class R3	3,468,060	326,970	10.61
Class R4	18,465,326	1,736,985	10.63

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

(a)	Maximum offering price and redemption price per share were equal to the net asset value per share for all shares classes, except for Class A, for which the maximum offering price per share was $11.28.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$6,133,045
Interest	2,923,301
Dividends from underlying funds	101,371
Foreign taxes withheld	(374,343)
Total investment income		$8,783,374
Expenses
Management fee	$2,309,697
Distribution and service fees	1,434,295
Shareholder servicing costs	514,790
Administrative services fee	61,157
Independent trustees’ compensation	5,084
Custodian fee	101,584
Shareholder communications	28,881
Auditing fees	28,645
Legal fees	8,269
Miscellaneous	87,351
Total expenses		$4,579,753
Fees paid indirectly	(971)
Reduction of expenses by investment adviser	(484,259)
Net expenses		$4,094,523
Net investment income		$4,688,851
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(38,914,636)
Futures contracts	243,249
Foreign currency transactions	6,112,715
Net realized gain (loss) on investments and foreign currency transactions		$(32,558,672)
Change in unrealized appreciation (depreciation)
Investments (net of $10,507 decrease in deferred country tax)	$21,900,086
Futures contracts	(149,073)
Translation of assets and liabilities in foreign currencies	(5,863,599)
Net unrealized gain (loss) on investments and foreign currency translation		$15,887,414
Net realized and unrealized gain (loss) on investments and foreign currency		$(16,671,258)
Change in net assets from operations		$(11,982,407)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/09	Year ended 10/31/08
Change in net assets	(unaudited)
From operations
Net investment income	$4,688,851	$11,769,684
Net realized gain (loss) on investments and foreign currency transactions	(32,558,672)	28,458,944
Net unrealized gain (loss) on investments and foreign currency translation	15,887,414	(185,095,868)
Change in net assets from operations	$(11,982,407)	$(144,867,240)
Distributions declared to shareholders
From net investment income	$(15,104,426)	$(25,320,781)
From net realized gain on investments	(5,137,990)	(45,914,795)
Total distributions declared to shareholders	$(20,242,416)	$(71,235,576)
Change in net assets from fund share transactions	$22,033,755	$101,770,721
Total change in net assets	$(10,191,068)	$(114,332,095)
Net assets
At beginning of period	576,779,856	691,111,951
At end of period (including accumulated distributions in excess of net investment income of $54,328 and undistributed net investment income of $10,361,247)	$566,588,788	$576,779,856

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$11.23		$15.66	$15.05	$14.30	$14.73	$12.98
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.27	$0.29	$0.28	$0.24	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	(0.29)		(3.10)	1.67	1.80	0.94	1.97
Total from investment operations	$(0.19)		$(2.83)	$1.96	$2.08	$1.18	$2.16
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.56)	$(0.30)	$(0.22)	$(0.56)	$(0.41)
From net realized gain on investments	(0.10)		(1.04)	(1.05)	(1.11)	(1.05)	—
Total distributions declared to shareholders	$(0.41)		$(1.60)	$(1.35)	$(1.33)	$(1.61)	$(0.41)
Net asset value, end of period	$10.63		$11.23	$15.66	$15.05	$14.30	$14.73
Total return (%) (r)(s)(t)	(1.73	)(n)	(19.92)	13.89	15.62	8.26	16.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	(a)	1.42	1.46	1.52	1.52	1.54
Expenses after expense reductions (f)	1.28	(a)	1.30	1.30	1.30	1.48	1.54
Net investment income	1.91	(a)	1.97	1.97	1.95	1.64	1.37
Portfolio turnover	48		96	66	82	82	76
Net assets at end of period (000 Omitted)	$362,267		$368,117	$450,366	$403,848	$353,745	$298,826

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$11.46		$15.93	$15.28	$14.47	$14.82	$13.03
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.18	$0.20	$0.19	$0.14	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(0.29)		(3.15)	1.70	1.82	0.95	1.99
Total from investment operations	$(0.23)		$(2.97)	$1.90	$2.01	$1.09	$2.09
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.46)	$(0.20)	$(0.09)	$(0.39)	$(0.30)
From net realized gain on investments	(0.10)		(1.04)	(1.05)	(1.11)	(1.05)	—
Total distributions declared to shareholders	$(0.37)		$(1.50)	$(1.25)	$(1.20)	$(1.44)	$(0.30)
Net asset value, end of period	$10.86		$11.46	$15.93	$15.28	$14.47	$14.82
Total return (%) (r)(s)(t)	(2.05	)(n)	(20.39)	13.16	14.84	7.56	16.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.14	(a)	2.07	2.11	2.17	2.17	2.20
Expenses after expense reductions (f)	1.97	(a)	1.95	1.95	1.95	2.13	2.20
Net investment income	1.19	(a)	1.32	1.32	1.29	0.98	0.72
Portfolio turnover	48		96	66	82	82	76
Net assets at end of period (000 Omitted)	$47,267		$59,239	$95,689	$115,336	$124,013	$129,141

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$11.35		$15.80	$15.18	$14.39	$14.76	$12.99
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.18	$0.20	$0.19	$0.15	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(0.30)		(3.12)	1.68	1.81	0.94	1.97
Total from investment operations	$(0.23)		$(2.94)	$1.88	$2.00	$1.09	$2.07
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.47)	$(0.21)	$(0.10)	$(0.41)	$(0.30)
From net realized gain on investments	(0.10)		(1.04)	(1.05)	(1.11)	(1.05)	—
Total distributions declared to shareholders	$(0.37)		$(1.51)	$(1.26)	$(1.21)	$(1.46)	$(0.30)
Net asset value, end of period	$10.75		$11.35	$15.80	$15.18	$14.39	$14.76
Total return (%) (r)(s)(t)	(2.04	)(n)	(20.39)	13.12	14.87	7.59	16.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.14	(a)	2.07	2.11	2.17	2.16	2.20
Expenses after expense reductions (f)	1.97	(a)	1.95	1.95	1.95	2.12	2.20
Net investment income	1.23	(a)	1.32	1.32	1.29	1.00	0.72
Portfolio turnover	48		96	66	82	82	76
Net assets at end of period (000 Omitted)	$125,469		$123,754	$132,343	$99,019	$75,974	$57,119

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class I			2008	2007	2006	2005	2004

Net asset value, beginning of period	$11.16		$15.55	$14.95	$14.23	$14.69	$12.96
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.31	$0.35	$0.32	$0.29	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	(0.29)		(3.05)	1.66	1.79	0.93	1.96
Total from investment operations	$(0.18)		$(2.74)	$2.01	$2.11	$1.22	$2.20
Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.61)	$(0.36)	$(0.28)	$(0.63)	$(0.47)
From net realized gain on investments	(0.10)		(1.04)	(1.05)	(1.11)	(1.05)	—
Total distributions declared to shareholders	$(0.43)		$(1.65)	$(1.41)	$(1.39)	$(1.68)	$(0.47)
Net asset value, end of period	$10.55		$11.16	$15.55	$14.95	$14.23	$14.69
Total return (%) (r)(s)	(1.66	)(n)	(19.51)	14.31	16.00	8.65	17.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.07	1.11	1.12	1.16	1.16
Expenses after expense reductions (f)	0.97	(a)	0.95	0.95	0.95	1.12	1.16
Net investment income	2.21	(a)	2.31	2.34	2.28	1.99	1.59
Portfolio turnover	48		96	66	82	82	76
Net assets at end of period (000 Omitted)	$3,193		$3,066	$3,691	$4,133	$3,170	$2,286

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class R1			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$11.32		$15.77	$15.17	$14.40	$14.42
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.17	$0.17	$0.18	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(0.31)		(3.11)	1.69	1.81	0.06	(g)
Total from investment operations	$(0.24)		$(2.94)	$1.86	$1.99	$0.14
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.47)	$(0.21)	$(0.11)	$(0.16)
From net realized gain on investments	(0.10)		(1.04)	(1.05)	(1.11)	—
Total distributions declared to shareholders	$(0.37)		$(1.51)	$(1.26)	$(1.22)	$(0.16)
Net asset value, end of period	$10.71		$11.32	$15.77	$15.17	$14.40
Total return (%) (r)(s)	(2.14	)(n)	(20.42)	13.00	14.78	0.99	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.14	(a)	2.11	2.24	2.39	2.34	(a)
Expenses after expense reductions (f)	1.97	(a)	1.98	2.05	2.05	2.28	(a)
Net investment income	1.35	(a)	1.26	1.11	1.23	0.91	(a)
Portfolio turnover	48		96	66	82	82
Net assets at end of period (000 Omitted)	$2,091		$1,161	$1,044	$363	$52

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class R2			2008	2007	2006	2005	2004

Net asset value, beginning of period	$11.17		$15.57	$14.97	$14.24	$14.67	$12.97
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.24	$0.23	$0.25	$0.18	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.31)		(3.06)	1.68	1.77	0.94	1.99
Total from investment operations	$(0.21)		$(2.82)	$1.91	$2.02	$1.12	$2.11
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.54)	$(0.26)	$(0.18)	$(0.50)	$(0.41)
From net realized gain on investments	(0.10)		(1.04)	(1.05)	(1.11)	(1.05)	—
Total distributions declared to shareholders	$(0.40)		$(1.58)	$(1.31)	$(1.29)	$(1.55)	$(0.41)
Net asset value, end of period	$10.56		$11.17	$15.57	$14.97	$14.24	$14.67
Total return (%) (r)(s)	(1.88	)(n)	(19.98)	13.57	15.19	7.87	16.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.59	1.80	1.94	1.92	1.95
Expenses after expense reductions (f)	1.47	(a)	1.47	1.60	1.60	1.87	1.95
Net investment income	1.85	(a)	1.81	1.58	1.76	1.24	0.91
Portfolio turnover	48		96	66	82	82	76
Net assets at end of period (000 Omitted)	$4,368		$3,202	$2,306	$1,185	$159	$133

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class R3			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$11.21		$15.62	$15.02	$14.28	$14.26
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.28	$0.29	$0.31	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	(0.29)		(3.08)	1.66	1.75	0.07	(g)
Total from investment operations	$(0.19)		$(2.80)	$1.95	$2.06	$0.21
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.57)	$(0.30)	$(0.21)	$(0.19)
From net realized gain on investments	(0.10)		(1.04)	(1.05)	(1.11)	—
Total distributions declared to shareholders	$(0.41)		$(1.61)	$(1.35)	$(1.32)	$(0.19)
Net asset value, end of period	$10.61		$11.21	$15.62	$15.02	$14.28
Total return (%) (r)(s)	(1.69	)(n)	(19.80)	13.84	15.53	1.48	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.39	(a)	1.35	1.50	1.57	1.54	(a)
Expenses after expense reductions (f)	1.22	(a)	1.23	1.35	1.35	1.50	(a)
Net investment income	1.99	(a)	2.02	1.94	2.10	1.70	(a)
Portfolio turnover	48		96	66	82	82
Net assets at end of period (000 Omitted)	$3,468		$3,431	$3,951	$1,303	$51

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
Class R4			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$11.24		$15.65	$15.03	$14.29	$14.26
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.29	$0.28	$0.25	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(0.30)		(3.05)	1.71	1.87	0.06	(g)
Total from investment operations	$(0.18)		$(2.76)	$1.99	$2.12	$0.23
Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.61)	$(0.32)	$(0.27)	$(0.20)
From net realized gain on investments	(0.10)		(1.04)	(1.05)	(1.11)	—
Total distributions declared to shareholders	$(0.43)		$(1.65)	$(1.37)	$(1.38)	$(0.20)
Net asset value, end of period	$10.63		$11.24	$15.65	$15.03	$14.29
Total return (%) (r)(s)	(1.65	)(n)	(19.53)	14.13	15.95	1.62	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.05	1.21	1.30	1.24	(a)
Expenses after expense reductions (f)	0.97	(a)	0.95	1.05	1.05	1.20	(a)
Net investment income	2.33	(a)	2.15	2.00	1.77	2.00	(a)
Portfolio turnover	48		96	66	82	82
Net assets at end of period (000 Omitted)	$18,465		$14,809	$428	$661	$51

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Global Total Return Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on

Notes to Financial Statements (unaudited) – continued

which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s

Notes to Financial Statements (unaudited) – continued

net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of April 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$244,465,937	$335,791,501	$—	$580,257,438
Other Financial Instruments	$—	$(5,386,192)	$—	$(5,386,192)

In April 2009, FASB Staff Position (FSP) 157-4 was issued and is effective for financial statements issued for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded

Notes to Financial Statements (unaudited) – continued

disclosure of valuation levels for major security types. Management is evaluating the application of the FSP to the fund, and believes the impact resulting from the adoption of this FSP will be limited to expanded disclosure in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities

Notes to Financial Statements (unaudited) – continued

as restricted cash. On some over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include purchased options, futures contracts, and forward foreign currency exchange contracts.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and believes the impact resulting from the adoption of this Standard will be limited to expanded disclosure in the fund’s financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

Purchased Options – The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund’s exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to

Notes to Financial Statements (unaudited) – continued

determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with

Notes to Financial Statements (unaudited) – continued

indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/08
Ordinary income (including any short-term capital gains)	$29,539,881
Long-term capital gain	41,695,695
Total distributions	$71,235,576

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/09
Cost of investments	$654,771,693
Gross appreciation	7,099,290
Gross depreciation	(81,613,545)
Net unrealized appreciation (depreciation)	$(74,514,255)

As of 10/31/08
Undistributed ordinary income	13,899,929
Undistributed long-term capital gain	2,816,748
Other temporary differences	(1,577,776)
Net unrealized appreciation (depreciation)	(98,528,818)

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders by class are as follows:

From net investment income

	Six months ended 4/30/09 (unaudited)	Year ended 10/31/08
Class A	$10,100,571	$17,575,586
Class B	1,303,952	2,647,458
Class C	2,958,106	4,572,849
Class I	92,175	159,733
Class R (b)	—	21,938
Class R1	26,846	46,194
Former Class R2 (b)	—	2,968
Class R2	89,471	115,951
Class R3	95,556	156,312
Class R4	437,749	21,792
Total	$15,104,426	$25,320,781

Notes to Financial Statements (unaudited) – continued

From net realized gain on investments

	Six months ended 4/30/09 (unaudited)	Year ended 10/31/08
Class A	$3,312,991	$30,160,577
Class B	497,581	6,024,949
Class C	1,098,013	8,844,105
Class I	28,470	247,954
Class R (b)	—	79,848
Class R1	9,991	90,896
Former Class R2 (b)	—	9,207
Class R2	28,393	161,893
Class R3	30,776	261,637
Class R4	131,775	33,729
Total	$5,137,990	$45,914,795

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.84% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.75% of average daily net assets in excess of $500 million and 0.70% of average daily net assets in excess of $1.0 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2010. This management fee reduction amounted to $24,743, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2009 was equivalent to an annual effective rate of 0.83% of the fund’s average daily net assets.

Prior to March 1, 2009, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses did not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.30%	1.95%	1.95%	0.95%	1.95%	1.45%	1.20%	0.95%

Effective March 1, 2009, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and

Notes to Financial Statements (unaudited) – continued

investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets.

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
1.25%	2.00%	2.00%	1.00%	2.00%	1.50%	1.25%	1.00%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2010. For the six months ended April 30, 2009, these reductions amounted to $457,883 and are reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $51,304 for the six months ended April 30, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.32%	$559,828
Class B	0.75%	0.25%	1.00%	1.00%	256,371
Class C	0.75%	0.25%	1.00%	1.00%	600,123
Class R1	0.75%	0.25%	1.00%	1.00%	5,721
Class R2	0.25%	0.25%	0.50%	0.50%	8,140
Class R3	—	0.25%	0.25%	0.25%	4,112
Total Distribution and Service Fees					$1,434,295

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2009 based on each class’ average daily net assets. Effective March 1, 2009, the 0.10% Class A annual distribution fee was eliminated. Prior to March 1, 2009, a 0.10% Class A annual distribution fee was paid by the fund.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in

Notes to Financial Statements (unaudited) – continued

the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2009, were as follows:

Amount
Class A	$5
Class B	58,268
Class C	31,989

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2009, the fee was $238,412, which equated to 0.0867% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $276,378.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended April 30, 2009 was equivalent to an annual effective rate of 0.0222% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

For certain independent Trustees who retired on or before December 31, 2001, the fund has an unfunded, defined benefit plan which resulted in a pension expense of $743. For certain independent Trustees who served on the Board as of December 31, 2001, the fund also has an unfunded retirement benefit deferral plan which resulted in a net decrease in expense of $6,223. Both amounts are included in independent trustees’ compensation for the six months ended April 30, 2009. The liability for deferred retirement benefits payable to certain independent

Notes to Financial Statements (unaudited) – continued

trustees under both plans amounted to $49,491 at April 30, 2009, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,406 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,633, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$123,979,684	$100,607,067
Investments (non-U.S. Government securities)	$151,963,639	$145,018,497

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/09		Year ended 10/31/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,476,338	$67,941,650	11,176,995	$153,049,097
Class B	488,213	5,302,339	1,364,519	19,159,016
Class C	2,531,708	26,869,400	4,727,130	65,466,697
Class I	51,123	551,102	110,815	1,497,348
Class R (b)	—	—	27,480	400,930
Class R1	124,995	1,315,217	80,239	1,135,488
Former Class R2 (b)	—	—	843	11,865
Class R2	181,609	1,824,880	213,390	2,914,128
Class R3	35,995	372,115	140,476	1,946,615
Class R4	505,147	5,050,453	1,294,569	14,568,837
	10,395,128	$109,227,156	19,136,456	$260,150,021
Shares issued to shareholders in reinvestment of distributions
Class A	1,086,875	$11,702,810	2,990,121	$42,048,073
Class B	135,109	1,489,801	498,123	7,177,502
Class C	270,534	2,951,421	660,380	9,400,331
Class I	11,305	120,645	29,261	407,687
Class R (b)	—	—	4,281	60,852
Class R1	3,387	36,822	9,658	137,090
Former Class R2 (b)	—	—	845	12,175
Class R2	9,049	96,738	19,292	268,864
Class R3	11,767	126,332	29,829	417,949
Class R4	53,005	569,524	3,957	55,521
	1,581,031	$17,094,093	4,245,747	$59,986,044
Shares reacquired
Class A	(6,256,017)	$(64,556,311)	(10,165,821)	$(136,030,985)
Class B	(1,438,420)	(15,242,858)	(2,700,350)	(37,416,930)
Class C	(2,028,802)	(21,364,816)	(2,860,066)	(38,245,481)
Class I	(34,672)	(351,461)	(102,585)	(1,350,323)
Class R (b)	—	—	(105,799)	(1,507,780)
Class R1	(35,829)	(377,438)	(53,509)	(718,916)
Former Class R2 (b)	—	—	(10,455)	(149,814)
Class R2	(63,780)	(660,314)	(94,126)	(1,230,919)
Class R3	(26,851)	(281,643)	(117,161)	(1,611,928)
Class R4	(139,302)	(1,452,653)	(7,727)	(102,268)
	(10,023,673)	$(104,287,494)	(16,217,599)	$(218,365,344)

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/09		Year ended 10/31/08
	Shares	Amount	Shares	Amount
Net change
Class A	1,307,196	$15,088,149	4,001,295	$59,066,185
Class B	(815,098)	(8,450,718)	(837,708)	(11,080,412)
Class C	773,440	8,456,005	2,527,444	36,621,547
Class I	27,756	320,286	37,491	554,712
Class R (b)	—	—	(74,038)	(1,045,998)
Class R1	92,553	974,601	36,388	553,662
Former Class R2 (b)	—	—	(8,767)	(125,774)
Class R2	126,878	1,261,304	138,556	1,952,073
Class R3	20,911	216,804	53,144	752,636
Class R4	418,850	4,167,324	1,290,799	14,522,090
	1,952,486	$22,033,755	7,164,604	$101,770,721

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus 1.25%. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, currently at a rate equal to the Federal Reserve funds rate plus 0.30%. For the six months ended April 30, 2009, the fund’s commitment fee and interest expense were $1,891 and $13, respectively, and are included in miscellaneous expense on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	40,216,892	116,666,205	(124,161,550)	32,721,547

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$101,371	$32,721,547

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and	c/o Boston Financial Data Services
literature	30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606
Investment professionals
1-800-343-2829
Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VI

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: June 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: June 17, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2009

*	Print name and title of each signing officer under his or her signature.